Green CALIFORNIA TAX FREE INCOME FUND
Portfolio of Investments
5/31/2025

SECURITY DESCRIPTION	Par Value	Value

Municipal Bonds (91.46%)

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
California Educational Facilities Authority, 5.000%, 04/01/2051	1,500,000	$1,612,185

CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
California Health Facilities Financing Authority, 5.000%, 11/01/2027	1,200,000	1,261,112

CALIFORNIA HOUSING FINANCE AGENCY
California Housing Finance Agency, 4.000%, 03/20/2033	324,365	322,134

CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
California Infrastructure & Economic Development Bank, 5.000%, 10/01/2031	300,000	310,724
California Infrastructure & Economic Development Bank, 5.000%, 10/01/2033	1,200,000	1,215,986

CALIFORNIA MUNICIPAL FINANCE AUTHORITY
California Municipal Finance Authority, 5.000%, 5/15/2038	800,000	812,186
California Municipal Finance Authority, 5.000%, 10/01/2044	480,000	492,117

CHAFFEY COMMUNITY COLLEGE DISTRICT
Chaffey Community College District, 5.500%, 06/01/2049	500,000	544,876

CITY OF LOS ANGELES CA WASTEWATER SYSTEM REVENUE
City of Los Angeles CA Wastewater System Revenue, 5.250%, 06/01/2047	1,500,000	1,518,170

DESERT COMMUNITY COLLEGE DISTRICT
Desert Community College District, 4.000%, 08/01/2051	750,000	681,398

EAST BAY MUNICIPAL UTILITY DISTRICT WATER SYSTEM REVENUE
East Bay Municipal Utility District Water System Revenue, 5.000%, 06/01/2026	1,050,000	1,050,779
East Bay Municipal Utility District Water System Revenue, 5.000%, 06/01/2032	150,000	155,965

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Foothill-De Anza Community College District, 0.000%, 8/1/2027	1,500,000	1,406,621

LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY SALES TAX REVENUE
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, 5.000%, 06/01/2033	590,000	645,230
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, 4.000%, 07/01/2028	500,000	500,298

LOS ANGELES UNIFIED SCHOOL DISTRICT
Los Angeles Unified School District, 5.000%, 07/01/2045	750,000	785,163
Los Angeles Unified School District, 5.000%, 07/01/2026	600,000	614,387

MILPITAS UNIFIED SCHOOL DISTRICT
Milpitas Unified School District, 3.000%, 08/01/2034	1,500,000	1,426,548

PENINSULA CORRIDOR JOINT POWERS BOARD MEASURE RR SALES TAX REVENUE
Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue, 5.000%, 06/01/2036	200,000	219,416

SACRAMENTO MUNICIPAL UTILITY DISTRICT
Sacramento Municipal Utility District, 5.000%, 11/15/2033	500,000	575,241
Sacramento Municipal Utility District, 5.000%, 11/15/2054	565,000	585,876

SAN DIEGO COUNTY REGIONAL TRANSPORTATION COMMISSION
San Diego County Regional Transportation Commission, 5.000%, 04/01/2037	500,000	559,917

SAN DIEGO PUBLIC FACILITIES FINANCING AUTHORITY
San Diego Public Facilities Financing Authority, 5.000%, 05/15/2052	1,500,000	1,546,090

SAN DIEGO UNIFIED SCHOOL DISTRICT
San Diego Unified School District, 4.000%, 07/01/2054	1,300,000	1,143,148

SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT
San Francisco Bay Area Rapid Transit District, 5.000%, 08/01/2036	1,300,000	1,336,025

SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION POWER REVENUE
San Francisco City & County Public Utilities Commission Power Revenue, 5.000%, 11/1/2036	170,000	170,124
San Francisco City & County Public Utilities Commission Power Revenue, 5.000%, 11/1/2030	180,000	180,244

SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION WASTEWATER REVENUE
San Francisco City & County Public Utilities Commission Wastewater Revenue, 5.000%, 10/01/2049	1,000,000	1,035,618

SAN JOSE FINANCING AUTHORITY
San Jose Financing Authority, 5.000%, 11/01/2052	1,500,000	1,554,973

SAN MATEO FOSTER CITY PUBLIC FINANCING AUTHORITY
San Mateo Foster City Public Financing Authority, 4.000%, 08/01/2044	1,500,000	1,398,014

SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
Santa Maria Joint Union High School District, 0.000%, 08/01/2029	1,500,000	1,307,522

STATE OF CALIFORNIA
State of California, 5.250%, 10/01/2045	500,000	531,776
State of California, 3.000%, 10/01/2028	900,000	895,647

TURLOCK IRRIGATION DISTRICT
Turlock Irrigation District, 5.000%, 01/01/2036	300,000	322,671

WALNUT Valley UNIFIED SCHOOL DISTRICT
Walnut Valley Unified School District, 5.000%, 08/01/2036	835,000	932,376

WILLIAM S HART UNION HIGH SCHOOL DISTRICT
William S Hart Union High School District, 0.000%, 09/01/2029	1,595,000	13,944,414

Total Municipal Bonds (Cost $32,461,780)		31,044,971

Variable Rate Demand Notes* (7.54%)
California Statewide Communities Development Authority, 0.650%, 08/15/2047 *,**,***	760,000	760,000
Regents of the University of California Medical Center Pooled Revenue, 0.700%, 05/15/2045*,**,***	300,000	300,000
University of California, 0.650%, 05/15/2048*,**,***	500,000	500,000
University of California, 0.650%, 05/15/2048*,**,***	1,000,000	1,000,000
Total Variable Rate Demand Notes (Cost $2,560,000)		2,560,000

Total Investments (Cost $35,021,780) (99.00%)		$33,604,978
Other Net Assets (1.00%)		340,673
Net Assets (100.00%)		$33,945,651

* Stated maturity reflects next reset date.
** In accordance with the offering documents, daily interest rates are determined by the Remarketing Agents who are selected by issuer to set the interest rate for variable rate issues.
*** Rate Effective as of May 31, 2025

U.S. GOVERNMENT SECURITIES FUND
Portfolio of Investments
5/31/2025

Security Description	Par Value	Value

Government National Mortgage Association (1.55%)
3.500%, 11/20/2044	82,106	$74,736
5.000%, 03/15/2038	69,989	69,551
5.500%, 04/15/2036	45,353	45,497
6.000%, 01/15/2026	8,273	8,293
6.000%, 06/15/2038	10,636	10,949
Total Government National Mortgage Association (Cost $218,348)		209,026

United States Treasury Bonds (31.67%)
2.000%, 11/15/2041	2,000,000	1,344,883
2.250%, 05/15/2041	1,200,000	852,398
2.875%, 08/15/2045	800,000	583,531
4.000%, 11/15/2052	800,000	683,125
6.000%, 02/15/2026	800,000	809,743
Total United States Treasury Bonds (Cost $4,745,048)		4,273,680

United States Treasury Notes (18.28%)
0.625%, 03/31/2027	900,000	847,969
2.375%, 04/30/2026	800,000	787,157
4.875%, 10/31/2030	800,000	832,109
Total United States Treasury Notes (Cost $2,503,940)		2,467,235

United States Treasury Bills (47.37%)
0.000%, 07/31/2025	300,000	297,923
3.500%, 09/30/2029	1,000,000	982,051
3.875%, 03/15/2028	1,800,000	1,800,211
3.875%, 08/15/2034	1,000,000	961,621
4.000%, 04/30/2032	1,200,000	1,186,875
4.500%, 11/15/2054	1,250,000	1,163,965
Total United States Treasury Bills (Cost $6,502,874)		6,392,646

Total Investments (Cost $13,970,211) (98.87%)		$13,342,587
Other Net Assets (1.13%)		152,515
Net Assets (100.00%)		$13,495,102

THE UNITED STATES TREASURY TRUST
Portfolio of Investments
5/31/2025

Security Description	Par Value	Value

United States Treasury Bills, DN(a) (100.11%)
06/03/2025	1,900,000	$1,899,333
06/12/2025	2,100,000	2,097,072
06/17/2025	1,600,000	1,596,844
06/26/2025	1,500,000	1,495,494
07/03/2025	2,000,000	1,992,308
07/10/2025	1,600,000	1,592,717
07/15/2025	2,700,000	2,685,763
07/22/2025	2,900,000	2,882,460
07/31/2025	1,500,000	1,489,351
08/07/2025	1,900,000	1,884,925
08/21/2025	2,100,000	2,079,657
09/04/2025	1,800,000	1,780,116
10/02/2025	1,200,000	1,182,723
Total United States Treasury Bills, DN (Cost $24,658,762)		24,658,763

Total Investments (Cost $24,658,762) (100.11%)		$24,658,763
Liabilities in Excess of Other Assets (-0.11%)		(26,720)
Net Assets (100.00%)		$24,632,043

(a) Discount Note. Yield to maturity is between 2.14% - 4.28%

S&P 500 INDEX FUND

Portfolio of Investments

5/31/2025

Security Description	Shares	Value
Common Stock (99.18%)

Basic Materials (1.51%)
Air Products and Chemicals Inc	1,230	$343,059
Albemarle Corp#	650	36,244
CF Industries Holdings Inc	983	89,168
Dow Inc#	3,918	108,685
DuPont de Nemours Inc#	2,313	154,508
Eastman Chemical Co	637	49,922
Ecolab Inc	1,384	367,618
Freeport-McMoRan Inc	7,951	305,954
International Flavors & Fragrances Inc	1,414	108,256
International Paper Co#	2,047	97,867
Linde PLC	2,614	1,222,254
LyondellBasell Industries NV#	1,434	81,007
The Mosaic Co	1,777	64,221
Newmont Corp#	6,252	329,605
Nucor Corp	1,314	143,699
PPG Industries Inc	1,311	145,259
The Sherwin-Williams Co	1,287	461,788
Steel Dynamics Inc#	810	99,687
Total Basic Materials		4,208,801

Communications (15.63%)
Airbnb Inc*	2,395	308,955
Alphabet Inc - Class A	32,033	5,501,347
Alphabet Inc - Class C	25,962	4,487,532
Amazon.com Inc*	51,798	10,619,108
Arista Networks Inc*	5,715	495,148
AT&T Inc	39,421	1,095,904
Booking Holdings Inc	181	998,926
CDW Corp	745	134,368
Charter Communications Inc*	534	211,608
Cisco Systems Inc	21,872	1,378,811
Comcast Corp	20,712	716,014
Corning Inc#	4,356	216,014
DoorDash Inc*	1,885	393,305
eBay Inc	2,680	196,096
Expedia Group Inc	704	117,392
F5 Inc*	325	92,749
FactSet Research Systems Inc	214	98,068
Fox Corp - Class B	739	37,157
Fox Corp - Class A	1,250	68,675
Gen Digital Inc	3,034	86,408
GoDaddy Inc*	793	144,445
The Interpublic Group of Cos Inc	2,061	49,382
Juniper Networks Inc	1,886	67,764
Match Group Inc	1,419	42,485
Meta Platforms Inc	12,026	7,786,715
Motorola Solutions Inc	924	383,811
Netflix Inc*	2,349	2,835,783
News Corp - Class B	632	20,679
News Corp - Class A	2,235	63,116
Omnicom Group Inc#	1,091	80,123
Palo Alto Networks Inc*,#	3,658	703,872
Paramount Global#	3,111	37,643
T-Mobile US Inc	2,633	637,713
Uber Technologies Inc*	11,472	965,484
VeriSign Inc	450	122,612
Verizon Communications Inc	23,119	1,016,311
The Walt Disney Co	9,928	1,122,261
Warner Bros Discovery Inc*	12,604	125,662
Total Communications		43,459,446

Consumer, Cyclical (8.52%)
Aptiv PLC*	1,328	88,724
AutoZone Inc*	93	347,173
Best Buy Co Inc	1,135	75,228
Caesars Entertainment Inc*	945	25,402
CarMax Inc*	881	56,789
Carnival Corp*	5,174	120,140
Chipotle Mexican Grill Inc*	7,533	377,253
Copart Inc*	4,851	249,729
Costco Wholesale Corp	2,437	2,534,919
Cummins Inc	767	246,575

Darden Restaurants Inc	648	138,808
Deckers Outdoor Corp*	850	89,692
Delta Air Lines Inc	3,624	175,365
Dollar General Corp	1,222	118,840
Dollar Tree Inc*	1,142	103,077
Domino’s Pizza Inc	191	90,500
DR Horton Inc	1,576	186,063
Fastenal Co	6,344	262,261
Ford Motor Co	21,538	223,564
General Motors Co	5,530	274,343
Genuine Parts Co	769	97,294
Hasbro Inc	771	51,433
Hilton Worldwide Holdings Inc#	1,337	332,164
The Home Depot Inc	5,455	2,009,022
Las Vegas Sands Corp	1,947	80,139
Lennar Corp	1,292	137,055
Live Nation Entertainment Inc*,#	839	115,102
LKQ Corp	1,454	58,843
Lowe’s Cos Inc	3,100	699,763
Lululemon Athletica Inc*	632	200,135
Marriott International Inc	1,271	335,328
McDonald’s Corp	3,935	1,235,000
MGM Resorts International*,#	1,279	40,480
NIKE Inc	6,565	397,773
Norwegian Cruise Line Holdings Ltd*	2,490	43,949
NVR Inc*	16	113,855
O’Reilly Automotive Inc*	319	436,233
PACCAR Inc	2,901	272,259
Pool Corp	212	63,725
PulteGroup Inc	1,125	110,284
Ralph Lauren Corp	230	63,666
Ross Stores Inc	1,825	255,664
Royal Caribbean Cruises Ltd	1,341	344,597
Southwest Airlines Co#	3,416	114,026
Starbucks Corp	6,284	527,542
Tapestry Inc	1,150	90,333
Target Corp#	2,535	238,315
Tesla Inc*	15,368	5,324,397
The TJX Cos Inc	6,173	783,354
Tractor Supply Co#	3,019	146,120
Ulta Beauty Inc*,#	266	125,408
United Airlines Holdings Inc*	1,732	137,599
Walgreens Boots Alliance Inc	4,016	45,180
Walmart Inc	23,823	2,351,807
WW Grainger Inc	245	266,452
Wynn Resorts Ltd	526	47,624
Yum! Brands Inc	1,544	222,243
Total Consumer, Cyclical		23,698,608

Consumer, Non-Cyclical (15.07%)
Abbott Laboratories	9,525	1,272,350
AbbVie Inc	9,695	1,804,336
Agilent Technologies Inc	1,578	176,610
Align Technology Inc*	388	70,205
Altria Group Inc	9,377	568,340
Amgen Inc	2,950	850,131
Archer-Daniels-Midland Co	2,702	130,426
Automatic Data Processing Inc	2,251	732,768
Avery Dennison Corp	463	82,289
Baxter International Inc	2,886	88,023
Becton Dickinson & Co	1,588	274,073
Biogen Inc*	815	105,779
Bio-Techne Corp	889	43,028
Boston Scientific Corp*	8,094	851,974
Bristol-Myers Squibb Co	11,228	542,088
Brown-Forman Corp	1,007	33,573
Bunge Global SA	781	61,035
Cardinal Health Inc	1,336	206,332
Cencora Inc	952	277,260
Centene Corp*	2,743	154,815
Charles River Laboratories International Inc*	286	38,790
Church & Dwight Co Inc	1,371	134,783
The Cigna Group	1,503	475,910
Cintas Corp	1,897	429,671
The Clorox Co	681	89,810
The Coca-Cola Co	21,263	1,533,062
Colgate-Palmolive Co	4,490	417,301
Conagra Brands Inc	2,697	61,734
Constellation Brands Inc	863	153,864
The Cooper Cos Inc*	1,104	75,381

Corpay Inc*	392	127,443
Corteva Inc	3,793	268,544
CVS Health Corp	6,976	446,743
Danaher Corp	3,514	667,309
DaVita Inc*	254	34,610
Dexcom Inc*	2,186	187,559
Edwards Lifesciences Corp*	3,301	258,204
Elevance Health Inc	1,283	492,467
Eli Lilly & Co	4,327	3,191,898
Equifax Inc	693	183,084
The Estee Lauder Cos Inc	1,319	88,294
GE HealthCare Technologies Inc#	2,588	182,558
General Mills Inc	3,107	168,586
Gilead Sciences Inc	6,895	759,002
Global Payments Inc	1,424	107,669
HCA Healthcare Inc	993	378,720
Henry Schein Inc*	704	49,273
The Hershey Co#	826	132,730
Hologic Inc*	1,313	81,629
Hormel Foods Corp	1,626	49,886
Humana Inc	667	155,498
IDEXX Laboratories Inc*	449	230,499
Incyte Corp*	937	60,961
Insulet Corp*	396	128,712
Intuitive Surgical Inc*	1,958	1,081,482
IQVIA Holdings Inc*	925	129,805
The J M Smucker Co	588	66,215
Johnson & Johnson	13,222	2,052,187
Kellanova	1,519	125,515
Kenvue Inc	10,198	243,426
Keurig Dr Pepper Inc	6,378	214,747
Kimberly-Clark Corp	1,843	264,950
The Kraft Heinz Co	4,826	128,999
The Kroger Co	3,683	251,291
Labcorp Holdings Inc	468	116,518
Lamb Weston Holdings Inc	806	44,959
MarketAxess Holdings Inc	217	46,961
McCormick & Co Inc	1,450	105,459
McKesson Corp	696	500,779
Medtronic PLC	7,094	588,660
Merck & Co Inc	13,892	1,067,461
Moderna Inc*	1,873	49,747
Molina Healthcare Inc*	320	97,613
Molson Coors Beverage Co	992	53,161
Mondelez International Inc	7,189	485,186
Monster Beverage Corp*	3,919	250,620
Moody’s Corp#	860	412,215
PayPal Holdings Inc*	5,498	386,399
PepsiCo Inc	7,532	990,081
Pfizer Inc	31,355	736,529
Philip Morris International Inc	8,539	1,542,058
The Procter & Gamble Co	12,877	2,187,674
Quanta Services Inc	816	279,529
Quest Diagnostics Inc	624	108,164
Regeneron Pharmaceuticals Inc	584	286,324
ResMed Inc	829	202,931
Revvity Inc	687	62,119
Rollins Inc	1,591	91,085
S&P Global Inc	1,729	886,735
Solventum Corp*	817	59,715
STERIS PLC	557	136,582
Stryker Corp	1,900	727,016
Sysco Corp	2,749	200,677
The Campbell’s Company	1,162	39,554
Thermo Fisher Scientific Inc	2,100	845,922
Tyson Foods Inc#	1,599	89,800
United Rentals Inc	361	255,725
UnitedHealth Group Inc#	5,054	1,525,853
Universal Health Services Inc	324	61,673
Verisk Analytics Inc	781	245,343
Vertex Pharmaceuticals Inc*	1,410	623,291
Viatris Inc	6,761	59,429
Waters Corp*	332	115,948
West Pharmaceutical Services Inc	409	86,238
Zimmer Biomet Holdings Inc	1,125	103,691
Zoetis Inc	2,488	419,551
Total Consumer, Non-Cyclical		41,901,211

Energy (3.03%)
APA Corp#	1,815	30,873
Baker Hughes Co	5,478	202,960

Chevron Corp	9,178	1,254,633
ConocoPhillips	7,006	597,962
Coterra Energy Inc#	4,122	100,206
Devon Energy Corp	3,603	109,027
Diamondback Energy Inc	1,031	138,721
Enphase Energy Inc*	825	34,147
EOG Resources Inc	3,112	337,870
EQT Corp	3,365	185,512
Expand Energy Corp	1,168	135,640
Exxon Mobil Corp	23,905	2,445,482
First Solar Inc*	610	96,429
Halliburton Co	4,966	97,284
Hess Corp	1,529	202,119
Kinder Morgan Inc	10,696	299,916
Marathon Petroleum Corp	1,756	282,259
Occidental Petroleum Corp#	3,819	155,739
ONEOK Inc	3,308	267,419
Phillips 66	2,285	259,302
Schlumberger NV	7,750	256,138
Targa Resources Corp	1,206	190,464
Texas Pacific Land Corp	106	118,087
Valero Energy Corp	1,771	228,406
The Williams Cos Inc	6,744	408,079
Total Energy		8,434,674

Financial (15.10%)
Aflac Inc	2,738	283,493
Alexandria Real Estate Equities Inc	870	61,065
The Allstate Corp	1,466	307,669
American Express Co	3,047	895,970
American International Group Inc	3,297	279,058
American Tower Corp	2,585	554,870
Ameriprise Financial Inc	532	270,916
Aon PLC	1,196	445,008
Apollo Global Management Inc	2,488	325,157
Arch Capital Group Ltd	2,083	197,968
Arthur J Gallagher & Co	1,256	436,385
Assurant Inc	289	58,661
AvalonBay Communities Inc	786	162,521
Bank of America Corp	36,363	1,604,699
The Bank of New York Mellon Corp	3,988	353,377
Berkshire Hathaway Inc*	10,066	5,072,861
Blackrock Inc	786	770,194
Blackstone Inc	4,019	557,676
Brown & Brown Inc	1,313	148,238
BXP Inc	814	54,807
Camden Property Trust	597	70,142
Capital One Financial Corp	3,523	666,375
Cboe Global Markets Inc#	585	134,035
CBRE Group Inc*	1,642	205,283
The Charles Schwab Corp	8,439	745,501
Chubb Ltd	2,046	608,071
Cincinnati Financial Corp	874	131,817
Citigroup Inc	10,308	776,399
Citizens Financial Group Inc	2,491	100,512
CME Group Inc	1,993	575,977
CoStar Group Inc*	2,358	173,454
Crown Castle Inc	2,404	241,241
Digital Realty Trust Inc	1,745	299,302
Equinix Inc	536	476,408
Equity Residential	1,910	133,967
Erie Indemnity Co	143	51,267
Essex Property Trust Inc	359	101,920
Everest Group Ltd	249	86,450
Extra Space Storage Inc	1,200	181,380
Federal Realty Investment Trust	449	42,871
Fifth Third Bancorp	3,790	144,740
Franklin Resources Inc#	1,715	37,113
Globe Life Inc	464	56,548
The Goldman Sachs Group Inc	1,713	1,028,571
The Hartford Insurance Group Inc	1,622	210,600
Healthpeak Properties Inc	3,987	69,414
Host Hotels & Resorts Inc	3,951	61,201
Huntington Bancshares Inc	8,228	128,604
Intercontinental Exchange Inc	3,155	567,269
Invesco Ltd	2,486	35,948
Invitation Homes Inc	3,188	107,436
Iron Mountain Inc	1,661	163,957
JPMorgan Chase & Co	15,355	4,053,720
KeyCorp	5,341	84,708
Kimco Realty Corp	3,818	81,171

KKR & Co Inc	3,735	453,653
Loews Corp	1,011	90,272
M&T Bank Corp	928	169,490
Marsh & McLennan Cos Inc	2,717	634,854
Mastercard Inc	4,472	2,618,803
MetLife Inc	3,203	251,692
Mid-America Apartment Communities Inc	660	103,389
Morgan Stanley	6,795	869,964
Nasdaq Inc	2,344	195,818
Northern Trust Corp	1,120	119,549
The PNC Financial Services Group Inc	2,200	382,382
Principal Financial Group Inc	1,189	92,611
The Progressive Corp	3,217	916,620
Prologis Inc	5,128	556,901
Prudential Financial Inc	1,958	203,417
Public Storage	882	272,018
Raymond James Financial Inc	1,034	151,977
Realty Income Corp	4,842	274,154
Regency Centers Corp	940	67,821
Regions Financial Corp	5,137	110,137
SBA Communications Corp	594	137,743
Simon Property Group Inc	1,716	279,828
State Street Corp	1,603	154,337
Synchrony Financial	2,232	128,675
T Rowe Price Group Inc	1,243	116,332
The Travelers Cos Inc	1,260	347,382
Truist Financial Corp	7,281	287,600
UDR Inc	1,665	68,981
US Bancorp	8,670	377,925
Ventas Inc	2,377	152,794
VICI Properties Inc	5,900	187,089
Visa Inc	9,464	3,456,158
W R Berkley Corp	1,684	125,778
Wells Fargo & Co	18,062	1,350,676
Welltower Inc	3,278	505,730
Weyerhaeuser Co	4,066	105,350
Willis Towers Watson PLC	552	174,736
Total Financial		41,966,601

Industrial (7.60%)
3M Co	3,017	447,572
A O Smith Corp	653	41,994
Allegion plc	501	71,493
Amcor PLC#	8,317	75,768
AMETEK Inc	1,279	228,608
Amphenol Corp	6,700	602,531
Axon Enterprise Inc*	405	303,896
Ball Corp	1,686	90,336
The Boeing Co*	4,139	858,097
Builders FirstSource Inc*	670	72,146
Carrier Global Corp	4,488	319,546
Caterpillar Inc	2,624	913,231
CH Robinson Worldwide Inc	690	66,219
CSX Corp#	10,590	334,538
Deere & Co	1,391	704,208
Dover Corp	775	137,756
Eaton Corp PLC	2,186	699,957
Emerson Electric Co	3,134	374,137
Expeditors International of Washington Inc	783	88,268
FedEx Corp	1,226	267,391
Fortive Corp#	1,941	136,239
Garmin Ltd	859	174,351
GE Vernova Inc	1,526	721,768
Generac Holdings Inc*	285	34,807
General Dynamics Corp	1,410	392,671
General Electric Co	5,894	1,449,394
Honeywell International Inc	3,597	815,332
Howmet Aerospace Inc	2,241	380,723
Hubbell Inc#	300	116,874
Huntington Ingalls Industries Inc#	235	52,419
IDEX Corp	418	75,620
Illinois Tool Works Inc	1,484	363,699
Ingersoll Rand Inc#	2,278	185,976
Jabil Inc	606	101,814
Jacobs Solutions Inc	695	87,779
JB Hunt Transport Services Inc	463	64,288
Johnson Controls International plc	3,669	371,927
Keysight Technologies Inc*	981	154,056
L3Harris Technologies Inc#	1,041	254,358
Lennox International Inc#	182	102,730

Lockheed Martin Corp	1,150	554,737
Martin Marietta Materials Inc	345	188,905
Masco Corp	1,219	76,090
Mettler-Toledo International Inc*	115	132,885
Mohawk Industries Inc*	301	30,284
Nordson Corp	304	64,445
Norfolk Southern Corp	1,252	309,394
Northrop Grumman Corp	752	364,547
Old Dominion Freight Line Inc	1,058	169,460
Otis Worldwide Corp	2,235	213,107
Packaging Corp of America	499	96,392
Parker-Hannifin Corp	712	473,266
Pentair PLC	914	90,651
Republic Services Inc	1,123	288,937
Rockwell Automation Inc	638	201,321
RTX Corp	7,315	998,351
Smurfit WestRock PLC	2,795	121,107
Snap-on Inc	293	93,980
Stanley Black & Decker Inc#	862	56,401
TE Connectivity PLC	1,650	264,116
Teledyne Technologies Inc*	260	129,704
Textron Inc	1,038	76,843
Trane Technologies PLC	1,231	529,662
TransDigm Group Inc	311	456,682
Trimble Inc*	1,405	100,134
Union Pacific Corp	3,318	735,468
United Parcel Service Inc	4,065	396,500
Veralto Corp	1,344	135,784
Vulcan Materials Co	746	197,742
Waste Management Inc	2,020	486,759
Westinghouse Air Brake Technologies Corp	949	192,002
Xylem Inc	1,376	173,431
Total Industrial		21,133,604

Technology (30.23%)
Accenture PLC	3,435	1,088,277
Adobe Inc*	2,390	992,065
Advanced Micro Devices Inc*	8,899	985,386
Akamai Technologies Inc*	831	63,098
Amentum Holdings Inc*	42	874
Analog Devices Inc	2,744	587,161
ANSYS Inc*	489	161,771
Apple Inc	82,498	16,569,723
Applied Materials Inc	4,463	699,575
Autodesk Inc*	1,189	352,087
Broadcom Inc	25,742	6,231,366
Broadridge Financial Solutions Inc	660	160,268
Cadence Design Systems Inc*	1,517	435,485
Cognizant Technology Solutions Corp	2,736	221,589
Crowdstrike Holdings Inc*	1,302	613,724
Dayforce Inc*,#	855	50,513
Dell Technologies Inc	1,655	184,152
Electronic Arts Inc	1,312	188,639
EPAM Systems Inc*	320	55,837
Fair Isaac Corp*	135	233,048
Fidelity National Information Services Inc	2,930	233,257
Fiserv Inc*	3,147	512,300
Fortinet Inc*	3,519	358,164
Gartner Inc*	421	183,733
Hewlett Packard Enterprise Co	7,267	125,574
HP Inc	5,146	128,135
Intel Corp	23,779	464,879
International Business Machines Corp	5,078	1,315,507
Intuit Inc	1,537	1,158,083
Jack Henry & Associates Inc	412	74,642
KLA Corp	729	551,766
Lam Research Corp	7,049	569,489
Leidos Holdings Inc	746	110,796
Microchip Technology Inc	2,975	172,669
Micron Technology Inc	6,118	577,906
Microsoft Corp	40,826	18,794,639
Monolithic Power Systems Inc	267	176,727
MSCI Inc	431	243,093
NetApp Inc	1,157	114,728
NVIDIA Corp	134,495	18,174,309
NXP Semiconductors NV	1,422	271,787
ON Semiconductor Corp*	2,383	100,134
Oracle Corp	8,909	1,474,707
Palantir Technologies Inc*	11,257	1,483,447
Paychex Inc	1,773	279,974
Paycom Software Inc	272	70,472

PTC Inc*	681	114,626
QUALCOMM Inc	6,073	881,800
Roper Technologies Inc	593	338,170
Salesforce Inc	5,255	1,394,519
Seagate Technology Holdings PLC	1,151	135,749
ServiceNow Inc*	1,131	1,143,543
Skyworks Solutions Inc	943	65,095
Super Micro Computer Inc*,#	2,880	115,258
Synopsys Inc*	855	396,703
Take-Two Interactive Software Inc*	923	208,856
Teradyne Inc	920	72,312
Texas Instruments Inc	4,999	914,067
Tyler Technologies Inc*	236	136,170
Western Digital Corp	1,916	98,770
Workday Inc*	1,184	293,289
Zebra Technologies Corp*	284	82,295
Total Technology		83,986,777

Utilities (2.49%)
The AES Corp	4,344	43,831
Alliant Energy Corp	1,436	89,362
Ameren Corp	1,535	148,711
American Electric Power Co Inc	2,950	305,296
American Water Works Co Inc#	1,101	157,410
Atmos Energy Corp	820	126,838
CenterPoint Energy Inc	3,692	137,490
CMS Energy Corp	1,687	118,478
Consolidated Edison Inc	1,938	202,502
Constellation Energy Corp	1,730	529,640
Dominion Energy Inc	4,701	266,406
DTE Energy Co	1,170	159,881
Duke Energy Corp	4,261	501,605
Edison International	2,166	120,538
Entergy Corp	2,414	201,038
Evergy Inc	1,272	84,474
Eversource Energy	2,050	132,861
Exelon Corp	5,561	243,683
FirstEnergy Corp	2,870	120,368
NextEra Energy Inc	11,293	797,738
NiSource Inc	2,445	96,675
NRG Energy Inc	1,120	174,608
PG&E Corp	12,108	204,383
Pinnacle West Capital Corp	669	61,033
PPL Corp	4,085	141,954
Public Service Enterprise Group Inc	2,756	223,319
Sempra#	3,504	275,379
The Southern Co	6,062	545,580
Vistra Corp	1,882	302,193
WEC Energy Group Inc	1,770	190,169
Xcel Energy Inc	3,208	224,881
Total Utilities		6,928,324

Total Common Stock (Cost $95,470,610)		275,718,046

United States Treasury Bills (0.75%)
United States Treasury Bill, 0.00%, 06/20/2025(a) (Cost $2,095,079)	2,100,000	2,095,552

Collateral Received for Securities on Loan (2.78%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 4.45% (Cost $7,735,533)		7,735,533

Total Investments (Cost $105,301,222) (102.71%)		$285,549,131
Liabilities in Excess of Other Assets (-2.71%)		(7,539,814)
Net Assets (100.00%)		$278,009,318

* Non-income producing security.
# Loaned security; a portion of the security is on loan at May 31, 2025.

A portion of these securities, a total of $299,366, have been pledged or segregated in connection with obligations for futures contracts.

Futures contracts at May 31, 2025:
Contracts - $50 times premium / delivery month / commitment / exchange

S&P 500 E-MINI	Notional Amount	Value	Unrealized Appreciation
7 / JUN 2025 / Long / CME	$1,989,888	$2,070,600	$80,713

S&P MIDCAP INDEX FUND

Portfolio of Investments

5/31/2025

Security Description	Shares	Value
Common Stock (99.03%)

Basic Materials (4.20%)
Alcoa Corp	9,164	$245,320
Ashland Inc	1,690	83,672
ATI Inc*	5,060	402,978
Avient Corp	3,380	122,119
Axalta Coating Systems Ltd*	7,815	240,702
Cabot Corp	1,942	145,048
Carpenter Technology Corp	1,790	420,650
Cleveland-Cliffs Inc*	17,908	104,404
Commercial Metals Co	4,145	193,116
NewMarket Corp	274	176,472
Olin Corp	4,313	83,715
Reliance Inc	1,919	561,922
Royal Gold Inc	2,356	419,651
RPM International Inc	4,606	524,347
United States Steel Corp	7,987	429,860
Westlake Corp	1,239	88,006
Total Basic Materials		4,241,982

Communications (2.24%)
Chewy Inc*	5,337	241,499
Ciena Corp*	5,041	403,582
EchoStar Corp*	4,384	77,728
Frontier Communications Parent Inc*	7,861	284,804
Hims & Hers Health Inc*	6,782	383,590
Iridium Communications Inc	3,940	100,076
Maplebear Inc*	5,858	267,535
The New York Times Co	5,846	333,924
Nexstar Media Group Inc	1,034	176,214
Total Communications		2,268,952

Consumer, Cyclical (14.38%)
Abercrombie & Fitch Co*	1,595	125,192
Alaska Air Group Inc*	4,466	227,453
American Airlines Group Inc*	23,599	269,265
Aramark	9,498	384,669
Autoliv Inc	2,588	266,098
AutoNation Inc*	933	171,532
Bath & Body Works Inc	7,682	216,018
BJ’s Wholesale Club Holdings Inc*	4,685	530,389
Boyd Gaming Corp	2,375	178,054
Brunswick Corp	2,441	123,563
Burlington Stores Inc*	2,228	508,586
Capri Holdings Ltd*	4,367	79,130
Casey’s General Stores Inc	1,320	577,843
Cava Group Inc*	2,885	234,464
Choice Hotels International Inc#	835	105,778
Churchill Downs Inc	2,644	252,423
Columbia Sportswear Co	1,147	73,156
Core & Main Inc*	6,713	367,940
Crocs Inc*	2,029	206,958
Dick’s Sporting Goods Inc	2,077	372,489
Dolby Laboratories Inc	2,207	163,892
FirstCash Holdings Inc	1,416	181,121
Five Below Inc*	1,951	227,428
Floor & Decor Holdings Inc*	3,841	275,361

GameStop Corp*	14,423	429,805
The Gap Inc	7,538	168,173
Gentex Corp	8,067	174,005
The Goodyear Tire & Rubber Co*	10,210	116,496
Harley-Davidson Inc	4,115	99,624
Hilton Grand Vacations Inc*	2,251	85,921
Hyatt Hotels Corp	1,527	201,610
KB Home	2,461	126,938
Lear Corp	1,941	175,505
Light & Wonder Inc*	3,163	285,050
Lithia Motors Inc	950	301,065
Macy’s Inc	10,261	122,003
Marriott Vacations Worldwide Corp	1,178	77,583
Mattel Inc*	12,070	228,606
MSC Industrial Direct Co Inc	1,601	130,001
Murphy USA Inc	643	274,426
Ollie’s Bargain Outlet Holdings Inc*	2,218	247,196
Penske Automotive Group Inc	691	113,448
Planet Fitness Inc*	3,023	310,855
Polaris Inc	1,939	76,048
PVH Corp	2,013	168,629
RH*	534	96,713
The Scotts Miracle-Gro Co	1,544	91,961
Skechers USA Inc*	4,725	293,139
Somnigroup International Inc#	6,373	414,627
Taylor Morrison Home Corp*	3,670	206,548
Texas Roadhouse Inc	2,366	461,867
Thor Industries Inc	1,627	132,096
Toll Brothers Inc	3,543	369,358
Travel + Leisure Co	2,426	117,831
Vail Resorts Inc	1,363	218,312
VF Corp	12,015	149,707
Visteon Corp*	1,002	84,594
Warner Music Group Corp	5,238	137,864
Watsco Inc	1,235	547,809
The Wendy’s Co	6,134	69,928
WESCO International Inc	1,607	269,799
Whirlpool Corp	1,984	154,931
Wingstop Inc	1,046	357,418
Wyndham Hotels & Resorts Inc	2,785	230,542
YETI Holdings Inc*	3,086	94,308
Total Consumer, Cyclical		14,531,141

Consumer, Non-Cyclical (15.85%)
Acadia Healthcare Co Inc*	3,436	77,791
Albertsons Cos Inc	14,477	321,824
Amedisys Inc*	1,213	114,107
Avantor Inc*	24,442	315,546
BellRing Brands Inc*	4,550	286,423
BioMarin Pharmaceutical Inc*	6,760	392,553
Bio-Rad Laboratories Inc*	690	156,582
The Boston Beer Co Inc*	312	71,713
The Brink’s Co	1,548	127,029
Bruker Corp	3,778	138,653
Celsius Holdings Inc*	5,523	209,211
Chemed Corp	536	308,114
Coca-Cola Consolidated Inc	1,830	209,810
Coty Inc*	13,258	65,362
Cytokinetics Inc*	3,995	123,925
Darling Ingredients Inc*	5,698	177,550
DENTSPLY SIRONA Inc	7,138	114,065
elf Beauty Inc*	2,000	224,980
Encompass Health Corp	3,609	436,328
The Ensign Group Inc	2,022	297,760
Envista Holdings Corp*	6,374	116,453
Euronet Worldwide Inc*	1,502	162,637
Exelixis Inc*	10,027	431,562
Flowers Foods Inc	7,245	122,441

FTI Consulting Inc*	1,265	207,662
Globus Medical Inc*	3,944	233,406
Graham Holdings Co	121	115,484
Grand Canyon Education Inc*	1,045	206,748
GXO Logistics Inc*	4,238	174,351
H&R Block Inc	4,748	270,399
Haemonetics Corp*	1,858	125,805
Halozyme Therapeutics Inc*	4,513	253,044
HealthEquity Inc*	3,104	312,293
Illumina Inc*	5,675	466,712
Ingredion Inc	2,288	318,307
Insperity Inc	1,315	85,107
Jazz Pharmaceuticals PLC*	2,171	234,620
Lancaster Colony Corp	691	115,673
Lantheus Holdings Inc*	2,496	188,598
LivaNova PLC*	2,011	86,976
ManpowerGroup Inc	1,736	72,825
Masimo Corp*	1,592	258,700
Medpace Holdings Inc*	895	263,936
Morningstar Inc	970	299,167
Neurocrine Biosciences Inc*	3,572	439,427
Option Care Health Inc*	6,097	199,250
Paylocity Holding Corp*	1,546	295,131
Penumbra Inc*	1,378	367,885
Performance Food Group Co*	5,547	496,789
Perrigo Co PLC	4,839	129,540
Pilgrim’s Pride Corp	1,463	71,921
Post Holdings Inc*	1,639	181,257
RB Global Inc	6,541	688,767
Repligen Corp*	1,870	220,791
Roivant Sciences Ltd*	13,285	146,002
Sarepta Therapeutics Inc*	3,505	131,788
Service Corp International	5,115	398,970
Shift4 Payments Inc*	2,456	232,804
Sotera Health Co*	5,549	67,920
Sprouts Farmers Market Inc*	3,547	613,134
Tenet Healthcare Corp*	3,373	569,261
United Therapeutics Corp*	1,599	509,841
US Foods Holding Corp*	8,172	646,569
Valvoline Inc*	4,553	157,488
WEX Inc*,#	1,263	167,891
Total Consumer, Non-Cyclical		16,024,658

Energy (3.53%)
Antero Midstream Corp	11,988	225,135
Antero Resources Corp*	10,261	384,274
ChampionX Corp	6,768	162,906
Chord Energy Corp	2,117	190,530
Civitas Resources Inc	3,285	89,910
CNX Resources Corp*	5,432	175,345
DT Midstream Inc	3,565	373,398
HF Sinclair Corp	5,487	198,245
Matador Resources Co	3,983	171,309
Murphy Oil Corp	4,673	97,806
NOV Inc	13,509	162,108
Ovintiv Inc	8,899	318,762
PBF Energy Inc	3,476	66,218
Permian Resources Corp	21,796	274,848
Range Resources Corp	8,443	321,172
Valaris Ltd*	2,368	89,084
Viper Energy Inc	3,829	151,973
Weatherford International PLC	2,687	117,153
Total Energy		3,570,176

Financial (24.01%)
Banks (6.38%)
Associated Banc-Corp	5,947	137,792
Bank OZK	3,742	165,883

Cadence Bank	6,570	199,071
Columbia Banking System Inc	7,524	175,911
Comerica Inc	4,675	266,896
Commerce Bancshares Inc	4,373	275,543
Cullen/Frost Bankers Inc	2,278	289,260
East West Bancorp Inc	4,966	452,899
First Financial Bankshares Inc	4,562	160,856
First Horizon Corp	18,735	372,452
FNB Corp#	12,913	179,103
Glacier Bancorp Inc	4,062	168,451
Hancock Whitney Corp	3,052	166,853
Home BancShares Inc	6,616	187,167
International Bancshares Corp	1,981	124,070
Old National Bancorp	11,315	236,031
Pinnacle Financial Partners Inc	2,741	291,313
Prosperity Bancshares Inc	3,379	235,347
SouthState Corp	3,482	305,720
Synovus Financial Corp	5,016	239,915
Texas Capital Bancshares Inc*	1,632	116,998
UMB Financial Corp	2,414	248,932
United Bankshares Inc	4,844	175,062
Valley National Bancorp	16,910	148,470
Webster Financial Corp	6,140	316,087
Western Alliance Bancorp	3,855	279,141
Wintrust Financial Corp	2,358	281,569
Zions Bancorp NA	5,297	250,866
		6,447,658
Diversified Financial Service (3.96%)
Affiliated Managers Group Inc	1,059	186,384
Ally Financial Inc	9,847	344,645
Evercore Inc	1,268	293,529
Federated Hermes Inc	2,882	121,620
Hamilton Lane Inc	1,529	227,821
Houlihan Lokey Inc	1,924	336,084
Interactive Brokers Group Inc	3,862	809,784
Janus Henderson Group PLC	4,567	165,919
Jefferies Financial Group Inc	5,830	283,338
SEI Investments Co	3,419	291,504
SLM Corp	7,625	246,821
Stifel Financial Corp	3,675	346,259
Voya Financial Inc	3,447	229,294
The Western Union Co	12,497	115,972
		3,998,974
Insurance (5.73%)
American Financial Group Inc	2,567	318,257
Brighthouse Financial Inc*	2,159	129,130
CNO Financial Group Inc	3,604	136,808
Equitable Holdings Inc	10,993	581,200
Essent Group Ltd	3,801	220,458
Fidelity National Financial Inc	9,221	505,034
First American Financial Corp	3,653	203,874
The Hanover Insurance Group Inc	1,290	227,014
Kemper Corp	2,130	135,745
Kinsale Capital Group Inc	794	374,760
MGIC Investment Corp	8,994	237,891
Old Republic International Corp	8,377	316,651
Primerica Inc	1,198	324,179
Reinsurance Group of America Inc	2,336	474,885
RenaissanceRe Holdings Ltd	1,747	435,737
RLI Corp	2,958	227,381
Ryan Specialty Holdings Inc	3,774	270,105
Selective Insurance Group Inc	2,183	192,148
Unum Group	5,828	476,206
		5,787,463
Private Equity (0.34%)
The Carlyle Group Inc	7,560	341,712

Real Estate (7.48%)
Agree Realty Corp	3,709	279,288
American Homes 4 Rent	11,365	430,165
Annaly Capital Management Inc	18,910	358,345
Brixmor Property Group Inc	10,992	279,307
COPT Defense Properties	4,160	114,192
Cousins Properties Inc	6,012	168,757
CubeSmart	8,022	343,021
EastGroup Properties Inc	1,774	300,782
EPR Properties	2,686	149,583
Equity LifeStyle Properties Inc	6,861	436,154
First Industrial Realty Trust Inc	4,743	234,446
Gaming and Leisure Properties Inc	9,830	459,061
Healthcare Realty Trust Inc	12,696	184,092
Independence Realty Trust Inc	8,314	154,557
Jones Lang LaSalle Inc*	1,699	378,367
Kilroy Realty Corp	3,930	126,546
Kite Realty Group Trust	7,870	174,084
Lamar Advertising Co	3,158	380,665
National Storage Affiliates Trust	2,552	87,789
NNN REIT Inc	6,734	281,212
Omega Healthcare Investors Inc	9,699	358,863
Park Hotels & Resorts Inc	7,645	79,202
PotlatchDeltic Corp	2,543	100,042
Rayonier Inc	4,880	115,656
Rexford Industrial Realty Inc	7,972	280,933
Sabra Health Care REIT Inc	8,392	146,692
STAG Industrial Inc	6,741	239,845
Starwood Property Trust Inc	11,362	224,400
Vornado Realty Trust	5,889	221,839
WP Carey Inc	7,840	492,038
		7,579,923
Savings&Loans (0.12%)
Flagstar Financial Inc	10,544	121,467

Total Financial		24,277,197

Industrial (21.86%)
AAON Inc	2,393	230,422
Acuity Inc	1,097	285,099
Advanced Drainage Systems Inc	2,533	278,529
AECOM	4,706	516,954
AGCO Corp	2,219	217,418
Applied Industrial Technologies Inc	1,374	311,238
AptarGroup Inc	2,382	377,309
Arrow Electronics Inc*	1,888	223,501
Avnet Inc	3,163	158,182
Belden Inc	1,428	151,654
BWX Technologies Inc	3,284	412,470
Carlisle Cos Inc	1,577	599,544
Chart Industries Inc*	1,491	233,878
Clean Harbors Inc*	1,811	410,717
CNH Industrial NV	31,398	392,789
Cognex Corp	6,085	182,367
Coherent Corp*	5,552	419,898
Comfort Systems USA Inc	1,258	601,613
Crane Co	1,725	295,665
Crown Holdings Inc	4,152	408,972
Curtiss-Wright Corp	1,335	587,547
Donaldson Co Inc	4,300	299,065
Eagle Materials Inc	1,192	241,034
EMCOR Group Inc	1,631	769,604
EnerSys	1,398	116,915
Esab Corp	2,035	250,285
Exponent Inc	1,800	137,412
Fabrinet*	1,289	300,169
Flex Ltd*	13,590	574,857
Flowserve Corp	4,660	232,581
Fluor Corp*	6,084	252,973

Fortune Brands Innovations Inc	4,450	224,280
GATX Corp	1,273	202,713
Graco Inc	6,049	512,108
Graphic Packaging Holding Co	10,756	238,998
Hexcel Corp	2,878	152,217
ITT Inc	2,887	434,609
Kirby Corp*	2,036	225,263
Knife River Corp*	2,028	190,835
Knight-Swift Transportation Holdings Inc	5,800	257,056
Landstar System Inc	1,285	176,328
Lincoln Electric Holdings Inc	2,026	392,213
Littelfuse Inc	880	180,453
Louisiana-Pacific Corp	2,274	204,819
MasTec Inc*	2,205	343,826
The Middleby Corp*	1,931	282,177
MSA Safety Inc	1,406	229,136
Mueller Industries Inc	4,034	314,128
NEXTracker Inc*	4,845	274,663
Novanta Inc*	1,274	157,747
nVent Electric PLC	5,919	389,470
Oshkosh Corp	2,331	231,212
Owens Corning	3,073	411,628
RBC Bearings Inc*	1,096	400,994
Regal Rexnord Corp	2,378	317,320
Ryder System Inc	1,507	221,725
Saia Inc*	933	246,695
Sensata Technologies Holding PLC	5,533	144,190
Silgan Holdings Inc	2,879	158,547
Simpson Manufacturing Co Inc	1,495	232,772
Sonoco Products Co	3,575	162,806
TD SYNNEX Corp	2,672	324,220
Terex Corp	2,474	111,355
Tetra Tech Inc	9,614	335,913
The Timken Co	2,291	156,911
TopBuild Corp*	1,053	297,883
The Toro Co	3,569	270,459
Trex Co Inc*	3,838	214,429
UFP Industries Inc	2,175	212,193
Universal Display Corp	1,581	226,636
Valmont Industries Inc	710	225,808
Vontier Corp	5,327	190,440
Watts Water Technologies Inc	970	234,856
Woodward Inc	2,105	455,375
XPO Inc*	4,057	461,808
Total Industrial		22,099,875

Technology (10.01%)
Allegro MicroSystems Inc*	4,884	123,809
Amkor Technology Inc	4,077	73,468
Appfolio Inc*	824	174,004
ASGN Inc*	1,567	82,753
BILL Holdings Inc*	3,360	146,765
Blackbaud Inc*	1,362	84,757
CACI International Inc*	795	340,260
Cirrus Logic Inc*	1,904	187,277
Commvault Systems Inc*	1,576	288,644
Concentrix Corp	1,682	94,133
Crane NXT Co	1,744	93,496
Docusign Inc*	7,166	634,979
Doximity Inc*	4,662	242,844
Dropbox Inc*	7,754	223,780
Duolingo Inc*	1,340	696,277
Dynatrace Inc*	10,725	579,257
Entegris Inc	5,422	372,708
ExlService Holdings Inc*	5,777	265,684
Genpact Ltd	5,826	250,809
Guidewire Software Inc*	2,962	636,889
IPG Photonics Corp*	957	63,411

KBR Inc	4,726	246,650
Kyndryl Holdings Inc*	8,341	325,633
Lattice Semiconductor Corp*	4,954	222,633
Lumentum Holdings Inc*	2,454	177,375
MACOM Technology Solutions Holdings Inc*	2,107	256,232
Manhattan Associates Inc*	2,193	413,995
Maximus Inc	2,048	148,500
MKS Inc	2,387	196,188
Okta Inc*	5,803	598,696
Onto Innovation Inc*	1,752	161,079
Parsons Corp*	1,674	108,542
Power Integrations Inc	2,103	104,582
Pure Storage Inc*	11,103	595,010
Qualys Inc*	1,297	179,699
Rambus Inc*	3,780	202,117
Science Applications International Corp	1,769	204,390
Silicon Laboratories Inc*	1,151	138,730
Synaptics Inc*	1,390	81,676
ZoomInfo Technologies Inc*	10,035	95,834
Total Technology		10,113,565

Utilities (2.95%)
ALLETE Inc	2,053	133,527
Black Hills Corp	2,592	151,554
Essential Utilities Inc	9,051	348,735
IDACORP Inc	1,908	226,957
National Fuel Gas Co	3,244	267,760
New Jersey Resources Corp#	3,668	168,325
Northwestern Energy Group Inc	2,175	120,343
OGE Energy Corp	7,128	316,982
ONE Gas Inc	2,009	150,193
Ormat Technologies Inc	2,058	152,971
Portland General Electric Co	3,906	165,614
Southwest Gas Holdings Inc	2,137	153,501
Spire Inc	2,139	161,024
TXNM Energy Inc	3,231	183,165
UGI Corp	7,696	277,518
Total Utilities		2,978,169

Total Common Stock (Cost $68,837,225)		100,105,715

United States Treasury Bills (0.89%)
United State Treasury Bill, 0.00%, 06/20/2025(a) (Cost $897,890)	900,000	898,094

Collateral Received for Securities on Loan (0.74%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 4.45% (Cost $744,260)		744,260

Total Investments (Cost $70,749,375) (100.66%)		$101,748,069
Liabilities in Excess of Other Assets (-0.66%)		(663,956)
Net Assets (100.00%)		$101,084,114

* Non-income producing security.

# Loaned security; a portion of the security is on loan at May 31, 2025.

(a) A portion of these securities, a total of $99,789, have been pledged or segregated in connection with obligations for futures contracts.

(144A) Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of May 31, 2025, these securities had a total aggregate market value of $630,748, which represented approximately 2.71% of net assets.

Futures contracts at May 31, 2025:

Contracts - $100 times premium / delivery month / commitment / exchange

S&P MidCap E-MINI	Notional Amount	Value	Unrealized Depreciation
2 / JUN 2025 / Long / CME	$604,570	$600,820	$(3,750)

S&P SMALLCAP INDEX FUND

Portfolio of Investments

5/31/2025

Security Description	Shares	Value
Common Stock (99.46%)

Basic Materials (3.78%)
AdvanSix Inc	1,043	$24,521
Balchem Corp	1,188	198,040
Celanese Corp	4,057	214,331
Century Aluminum Co*	2,029	31,429
The Chemours Co	5,552	56,242
Element Solutions Inc	5,788	123,747
FMC Corp	4,639	188,158
Hawkins Inc	718	95,846
HB Fuller Co	2,020	112,756
Ingevity Corp*	1,383	57,215
Innospec Inc	911	77,508
Kaiser Aluminum Corp	606	43,990
Koppers Holdings Inc	801	24,607
Minerals Technologies Inc	1,223	69,442
MP Materials Corp*,#	4,488	97,794
Quaker Chemical Corp	538	58,341
Rogers Corp*	646	43,004
Sensient Technologies Corp	1,574	148,790
Stepan Co	805	43,703
Sylvamo Corp	1,246	66,001
Total Basic Materials		1,775,465

Communications (4.22%)
A10 Networks Inc	2,694	46,498
Angi Inc*	1,449	22,677
Cable One Inc	191	27,949
Calix Inc*	2,287	105,751
Cargurus Inc*	3,266	102,356
Cars.com Inc*	2,248	23,042
Cogent Communications Holdings Inc	1,646	75,239
ePlus Inc*	994	70,942
Etsy Inc*	4,180	231,363
Extreme Networks Inc*	5,090	79,760
Harmonic Inc*	4,401	39,697
HealthStream Inc	938	26,283
IAC Inc*	2,589	93,100
InterDigital Inc	954	207,266
Lumen Technologies Inc*	38,327	150,242
QuinStreet Inc*	2,158	32,953
Scholastic Corp	975	16,838
Shenandoah Telecommunications Co	1,790	22,518
Shutterstock Inc#	1,114	20,553
Sprinklr Inc*	4,702	39,685
TechTarget Inc*	1,004	8,122
TEGNA Inc	5,987	100,103
Telephone and Data Systems Inc	3,624	124,521
TripAdvisor Inc*	4,275	60,876
Viasat Inc*	3,449	30,110
Viavi Solutions Inc*	8,666	78,947
Yelp Inc*	2,445	93,326
Ziff Davis Inc*	1,562	50,671
Total Communications		1,981,388

Consumer, Cyclical (14.57%)
Academy Sports & Outdoors Inc	2,655	108,616
Acushnet Holdings Corp#	1,033	70,492
Adient PLC*	3,405	53,084
Advance Auto Parts Inc	2,328	111,581
Allegiant Travel Co	568	31,569
American Axle & Manufacturing Holdings Inc*	4,591	20,154
American Eagle Outfitters Inc	6,704	73,476
Asbury Automotive Group Inc*	716	163,184
BJ's Restaurants Inc*	847	37,785
Bloomin’ Brands Inc	2,953	22,531
Boot Barn Holdings Inc*	1,130	181,150
BorgWarner Inc	8,116	268,558
Brinker International Inc*	1,623	280,178
The Buckle Inc	1,123	47,851
Caleres Inc	1,555	20,915
Carter's Inc	1,381	43,322
Cavco Industries Inc*	292	126,610
Century Communities Inc	1,049	54,412
Champion Homes Inc*	1,958	128,053

The Cheesecake Factory Inc#	1,787	98,589
Cinemark Holdings Inc	3,946	133,256
Cracker Barrel Old Country Store Inc	828	47,560
Dana Inc	3,349	55,694
Dave & Buster's Entertainment Inc*	1,126	24,727
Dorman Products Inc*	1,009	130,474
Dream Finders Homes Inc*	1,080	22,529
Ethan Allen Interiors Inc	836	21,845
Foot Locker Inc*	3,218	76,460
Fox Factory Holding Corp*	1,574	40,373
Freshpet Inc*	1,803	144,528
Gentherm Inc*	1,323	36,204
G-III Apparel Group Ltd*	1,546	44,911
GMS Inc*	1,419	107,461
Golden Entertainment Inc	829	23,651
Green Brick Partners Inc*	1,183	69,146
Group 1 Automotive Inc	474	200,938
Hanesbrands Inc*	13,734	67,983
HNI Corp	1,840	85,615
Installed Building Products Inc	862	137,472
Interface Inc	2,276	45,725
Jack in the Box Inc	728	13,807
JetBlue Airways Corp*	11,648	58,822
Kohl's Corp	4,710	38,292
Kontoor Brands Inc	1,844	126,498
La-Z-Boy Inc	1,642	68,783
LCI Industries	994	86,617
Leggett & Platt Inc	4,913	44,512
LGI Homes Inc*	853	42,735
M/I Homes Inc*	1,010	107,676
Madison Square Garden Sports Corp*	641	121,719
MarineMax Inc*	928	19,674
Meritage Homes Corp	2,645	168,248
MillerKnoll Inc	2,727	46,004
Monarch Casino & Resort Inc	483	40,446
National Vision Holdings Inc*	2,998	59,390
Newell Brands Inc	15,586	82,606
OPENLANE Inc*	4,155	95,274
Oxford Industries Inc	559	30,007
Papa John's International Inc	1,274	57,649
Patrick Industries Inc	1,228	105,436
PC Connection Inc	526	34,400
Penn Entertainment Inc*	5,373	79,682
Phinia Inc	1,492	64,753
PriceSmart Inc	916	98,910
Pursuit Attractions and Hospitality Inc*	790	22,033
Resideo Technologies Inc*	5,373	111,221
Rush Enterprises Inc	2,278	113,103
Sabre Corp*	14,691	37,021
Sally Beauty Holdings Inc*	4,008	34,910
ScanSource Inc*	887	35,817
Shake Shack Inc*	1,479	191,959
Shoe Carnival Inc	840	16,145
Signet Jewelers Ltd	1,613	107,377
Six Flags Entertainment Corp	3,446	115,648
SkyWest Inc*	1,490	151,161
Sonic Automotive Inc	556	38,881
Sonos Inc*	4,735	48,676
Standard Motor Products Inc	766	23,210
Steven Madden Ltd	2,876	70,893
Topgolf Callaway Brands Corp*	5,919	37,526
Tri Pointe Homes Inc*	3,458	101,942
UniFirst Corp	548	103,331
Urban Outfitters Inc*	2,091	146,161
Victoria's Secret & Co*	3,057	64,839
Winnebago Industries Inc	1,130	38,341
Wolverine World Wide Inc	2,980	50,839
XPEL Inc*	828	29,783
Total Consumer, Cyclical		6,841,419

Consumer, Non-Cyclical (18.03%)
ABM Industries Inc	2,311	121,674
ACADIA Pharmaceuticals Inc*	4,712	101,638
AdaptHealth Corp*	3,607	32,391
Addus HomeCare Corp*	681	75,530
ADMA Biologics Inc*	8,908	176,735
Adtalem Global Education Inc*	1,362	179,825
Alarm.com Holdings Inc*	1,807	103,722
Alkermes PLC*	5,945	181,976
AMN Healthcare Services Inc*	1,437	30,335
Amphastar Pharmaceuticals Inc*	1,482	38,102
The Andersons Inc	1,254	44,530

ANI Pharmaceuticals Inc*	626	36,759
Arcus Biosciences Inc*	2,383	21,280
Arlo Technologies Inc*	3,668	52,526
Arrowhead Pharmaceuticals Inc*	4,765	76,574
Artivion Inc*	1,472	43,542
Astrana Health Inc*	1,622	40,209
Avanos Medical Inc*	2,108	26,498
Azenta Inc*	1,720	45,958
BioLife Solutions Inc*	1,405	30,741
Cal-Maine Foods Inc	1,512	145,046
Catalyst Pharmaceuticals Inc*	4,268	106,529
Central Garden & Pet Co*	1,980	63,301
Certara Inc*	4,198	47,689
The Chefs' Warehouse Inc*	1,338	85,338
Collegium Pharmaceutical Inc*	1,258	36,658
Concentra Group Holdings Parent Inc	3,319	71,790
CONMED Corp	1,202	68,214
Corcept Therapeutics Inc*	3,461	268,435
CoreCivic Inc*	4,016	88,191
CorVel Corp*	1,005	111,826
Cytek Biosciences Inc*	4,159	11,520
Deluxe Corp	1,636	23,346
Dynavax Technologies Corp*	4,759	46,591
Edgewell Personal Care Co	1,894	52,312
Embecta Corp	2,125	22,376
Enovis Corp*	2,144	67,107
EVERTEC Inc	2,422	87,749
Fortrea Holdings Inc*	3,421	14,710
Fresh Del Monte Produce Inc	1,267	44,750
The GEO Group Inc*	5,057	137,247
Glaukos Corp*	2,015	189,994
Grocery Outlet Holding Corp*	3,620	49,160
Harmony Biosciences Holdings Inc*	1,410	48,645
Healthcare Services Group Inc*	2,715	38,282
Heidrick & Struggles International Inc	770	33,618
Helen of Troy Ltd*	890	23,932
ICU Medical Inc*	854	115,170
Innoviva Inc*	2,079	40,686
Inspire Medical Systems Inc*	1,096	151,467
Integer Holdings Corp*	1,246	147,975
Integra LifeSciences Holdings Corp*	2,605	32,979
Interparfums Inc	700	95,354
J & J Snack Foods Corp	606	69,793
John B Sanfilippo & Son Inc	404	25,105
John Wiley & Sons Inc	1,609	62,944
Korn Ferry	1,916	130,307
Krystal Biotech Inc*	940	118,402
LeMaitre Vascular Inc	798	65,596
Ligand Pharmaceuticals Inc*	738	75,416
Matthews International Corp	1,194	25,611
Merit Medical Systems Inc*	2,130	202,414
MGP Ingredients Inc	549	16,152
Mister Car Wash Inc*	3,644	25,800
Monro Inc	1,416	21,707
Myriad Genetics Inc*	3,903	16,354
National Beverage Corp	883	39,938
National HealthCare Corp	481	50,091
Neogen Corp*	7,336	42,989
NeoGenomics Inc*	5,020	36,546
Omnicell Inc*	1,796	54,545
Organon & Co	9,570	88,235
Owens & Minor Inc*	2,885	19,041
Pacira BioSciences Inc*	1,566	40,465
Payoneer Global Inc*	9,883	67,303
Pediatrix Medical Group Inc*	3,218	45,535
Perdoceo Education Corp	2,410	82,036
Premier Inc#	3,393	77,971
Prestige Consumer Healthcare Inc*	1,840	157,633
PROG Holdings Inc	1,652	47,627
Progyny Inc*	2,753	59,190
Protagonist Therapeutics Inc*	2,250	106,808
Quanex Building Products Corp	1,564	26,166
QuidelOrtho Corp*	2,086	63,978
RadNet Inc*	2,480	142,575
Robert Half Inc#	3,732	170,888
Select Medical Holdings Corp	4,113	62,888
The Simply Good Foods Co*	3,498	120,716
SpartanNash Co	1,254	24,403
STAAR Surgical Co*	1,830	32,592
Strategic Education Inc	889	81,103
Stride Inc*	1,584	239,802
Supernus Pharmaceuticals Inc*	2,152	68,218

Tandem Diabetes Care Inc*	2,401	47,588
Teleflex Inc	1,724	210,793
TG Therapeutics Inc*	5,010	175,901
TransMedics Group Inc*	1,227	155,976
TreeHouse Foods Inc*	1,740	39,080
UFP Technologies Inc*	284	66,513
United Natural Foods Inc*	2,298	70,250
Universal Corp	960	62,774
Upbound Group Inc	1,962	45,008
US Physical Therapy Inc	588	44,094
Vericel Corp*	1,914	79,039
Verra Mobility Corp*	6,124	144,833
Vestis Corp	4,467	27,517
Vir Biotechnology Inc*	3,582	17,695
WD-40 Co	503	122,546
WillScot Holdings Corp	5,777	155,690
WK Kellogg Co	2,583	43,704
Xencor Inc*	2,742	21,936
Total Consumer, Non-Cyclical		8,464,352

Energy (3.95%)
Alpha Metallurgical Resources Inc*	426	47,729
Archrock Inc	5,711	142,204
Atlas Energy Solutions Inc#	2,364	28,723
Bristow Group Inc*	1,081	31,630
California Resources Corp	2,605	115,063
Comstock Resources Inc*	3,538	82,435
Core Laboratories Inc	2,054	22,081
Core Natural Resources Inc	1,931	133,818
Crescent Energy Co	5,988	50,239
DNOW Inc*	4,029	58,098
Helix Energy Solutions Group Inc*	5,581	34,546
Helmerich & Payne Inc	3,561	54,305
Liberty Energy Inc	6,376	73,898
Magnolia Oil & Gas Corp	7,025	151,038
Northern Oil & Gas Inc	3,630	96,485
Oceaneering International Inc*	3,963	75,574
Par Pacific Holdings Inc*	2,055	44,367
Patterson-UTI Energy Inc	12,876	71,076
Peabody Energy Corp	4,440	58,430
ProPetro Holding Corp*	2,936	15,854
REX American Resources Corp*	565	23,809
SM Energy Co	4,242	99,348
SolarEdge Technologies Inc*,#	2,118	37,827
SunCoke Energy Inc	3,134	25,511
Sunrun Inc*	8,541	63,972
Talos Energy Inc*	4,854	39,026
Tidewater Inc*	1,826	72,510
Vital Energy Inc*	1,053	15,669
Warrior Met Coal Inc	1,991	90,491
Total Energy		1,855,756

Financial (26.83%)
Banks (7.64%)
Ameris Bancorp	2,403	147,712
Atlantic Union Bankshares Corp	3,379	101,438
BancFirst Corp	707	87,459
The Bancorp Inc*	1,773	90,600
Bank of Hawaii Corp	1,513	100,630
BankUnited Inc	2,732	92,833
Banner Corp	1,345	82,919
Cathay General Bancorp	2,645	113,351
Central Pacific Financial Corp	989	26,406
City Holding Co	574	67,669
Community Financial System Inc	1,925	108,262
Customers Bancorp Inc*	1,151	58,655
CVB Financial Corp	5,036	94,425
Dime Community Bancshares Inc	1,639	42,057
Eagle Bancorp Inc	1,393	24,517
FB Financial Corp	1,366	59,626
First BanCorp/Puerto Rico	6,018	120,240
First Bancorp/Southern Pines NC	1,612	66,688
First Commonwealth Financial Corp	3,985	62,246
First Financial Bancorp	3,491	84,343
First Hawaiian Inc	4,698	112,188
Fulton Financial Corp	6,729	116,075
Hanmi Financial Corp	1,174	26,908
Heritage Financial Corp	1,300	30,394
Hilltop Holdings Inc	1,801	53,706
Hope Bancorp Inc	4,715	47,339
Independent Bank Corp	1,553	95,510
Lakeland Financial Corp	996	59,631

National Bank Holdings Corp	1,406	50,827
NBT Bancorp Inc	1,842	77,088
OFG Bancorp	1,678	69,033
Park National Corp	553	89,896
Pathward Financial Inc	886	69,152
Preferred Bank	484	40,467
Renasant Corp	2,400	84,120
S&T Bancorp Inc	1,494	54,770
Seacoast Banking Corp of Florida	3,224	83,276
ServisFirst Bancshares Inc	1,865	138,812
Simmons First National Corp	4,593	86,165
Southside Bancshares Inc	1,075	30,304
Stellar Bancorp Inc	1,704	45,872
Tompkins Financial Corp	472	28,981
Triumph Financial Inc*	855	49,393
TrustCo Bank Corp NY	742	23,032
Trustmark Corp	2,390	82,359
United Community Banks Inc	4,411	126,772
Veritex Holdings Inc	2,123	51,377
Walker & Dunlop Inc	1,172	80,270
Westamerica BanCorp	1,042	50,068
		3,585,861
Diversified Financial Service (4.76%)
Acadian Asset Management Inc	1,085	32,669
Air Lease Corp	3,849	221,741
Artisan Partners Asset Management Inc	2,687	108,286
BGC Group Inc	13,984	129,772
Bread Financial Holdings Inc	1,814	92,949
Cohen & Steers Inc	1,012	77,762
Encore Capital Group Inc*	902	34,186
Enova International Inc*	959	88,871
Moelis & Co	2,623	149,800
Mr Cooper Group Inc*	2,363	306,079
Navient Corp	3,076	41,341
Piper Sandler Cos	588	147,853
PJT Partners Inc	866	130,472
PRA Group Inc*	1,730	24,549
Radian Group Inc	5,390	184,069
StepStone Group Inc	2,167	125,361
StoneX Group Inc*	1,583	134,009
Virtu Financial Inc	3,002	120,650
Virtus Investment Partners Inc	259	44,211
WisdomTree Inc	4,321	40,790
		2,235,420
Insurance (3.38%)
AMERISAFE Inc	707	33,561
Assured Guaranty Ltd	1,748	147,793
Employers Holdings Inc	969	47,161
Genworth Financial Inc*	15,869	111,876
Goosehead Insurance Inc	945	102,306
HCI Group Inc	329	55,525
Horace Mann Educators Corp	1,592	69,141
Jackson Financial Inc	2,729	223,532
Lincoln National Corp	6,227	206,363
Mercury General Corp	1,037	66,866
NMI Holdings Inc*	2,915	115,784
Palomar Holdings Inc*	969	166,154
Safety Insurance Group Inc	576	47,313
SiriusPoint Ltd*	3,428	67,155
Stewart Information Services Corp	1,080	65,167
Trupanion Inc*	1,300	61,347
		1,587,044
Investment Companies (0.78%)
Cleanspark Inc*,#	10,331	89,157
HA Sustainable Infrastructure Capital Inc	4,547	113,902
MARA Holdings Inc*,#	11,494	162,295
		365,354
Real Estate (8.68%)
Acadia Realty Trust	4,113	79,216
Alexander & Baldwin Inc	2,836	50,793
American Assets Trust Inc	1,855	36,989
Apollo Commercial Real Estate Finance Inc	4,907	48,236
Apple Hospitality REIT Inc	8,157	94,540
Arbor Realty Trust Inc	7,181	68,794
Armada Hoffler Properties Inc	3,138	21,840
Blackstone Mortgage Trust Inc	6,376	120,443
Brandywine Realty Trust	6,521	27,584
CareTrust REIT Inc	6,561	188,694
Centerspace	663	42,266
Curbline Properties Corp	3,500	79,415
Cushman & Wakefield PLC*	7,831	78,545
DiamondRock Hospitality Co	8,094	61,838

Douglas Emmett Inc	6,121	87,102
Easterly Government Properties Inc	1,500	32,595
Ellington Financial Inc	3,507	44,083
Elme Communities	3,350	53,801
Essential Properties Realty Trust Inc	6,621	215,183
eXp World Holdings Inc	3,302	28,133
Four Corners Property Trust Inc	3,618	99,893
Franklin BSP Realty Trust Inc	3,116	34,369
Getty Realty Corp	2,047	59,895
Global Net Lease Inc	5,985	46,444
Highwoods Properties Inc	3,934	116,840
Innovative Industrial Properties Inc	1,070	59,085
JBG SMITH Properties	2,821	48,239
Kennedy-Wilson Holdings Inc	4,615	29,398
KKR Real Estate Finance Trust Inc	2,207	19,709
LTC Properties Inc	1,681	59,491
LXP Industrial Trust	11,213	96,208
The Macerich Co	8,435	136,478
Marcus & Millichap Inc	879	25,324
Medical Properties Trust Inc	22,312	101,966
Millrose Properties Inc*	4,469	124,551
NexPoint Residential Trust Inc	954	32,436
Outfront Media Inc#	5,356	88,481
Pebblebrook Hotel Trust	3,747	34,397
PennyMac Mortgage Investment Trust	3,307	40,610
Phillips Edison & Co Inc	4,576	162,265
Ready Capital Corp	7,374	32,962
Redwood Trust Inc	5,524	30,106
Ryman Hospitality Properties Inc	1,873	181,887
Safehold Inc	1,980	29,839
SITE Centers Corp	2,027	24,162
SL Green Realty Corp	2,531	143,685
The St Joe Co	1,443	64,517
Summit Hotel Properties Inc	5,009	21,939
Sunstone Hotel Investors Inc	7,941	71,151
Tanger Inc	4,221	125,786
Terreno Realty Corp	3,647	205,764
Two Harbors Investment Corp	3,852	40,793
Uniti Group Inc	9,534	40,996
Urban Edge Properties	4,738	86,042
Veris Residential Inc	3,077	46,770
Xenia Hotels & Resorts Inc	3,982	48,700
		4,071,268
Savings&Loans (1.59%)
Axos Financial Inc*	2,004	139,358
Banc of California Inc	5,416	74,308
Berkshire Hills Bancorp Inc	1,648	40,804
Brookline Bancorp Inc	3,392	35,039
Capitol Federal Financial Inc	4,612	26,335
Northwest Bancshares Inc	4,974	61,081
Pacific Premier Bancorp Inc	3,765	79,818
Provident Financial Services Inc	4,968	82,966
WaFd Inc	3,136	89,125
WSFS Financial Corp	2,179	115,247
		744,081

Total Financial		12,589,028

Industrial (17.92%)
AAR Corp*	1,316	80,816
Advanced Energy Industries Inc	1,392	159,774
AeroVironment Inc*	1,040	185,151
Alamo Group Inc	405	80,206
Albany International Corp	1,218	80,473
American Woodmark Corp*	608	34,273
Apogee Enterprises Inc	856	33,084
ArcBest Corp	923	57,863
Arcosa Inc	1,812	156,321
Armstrong World Industries Inc	1,593	247,919
Astec Industries Inc	833	32,729
AZZ Inc	1,105	100,212
Badger Meter Inc	1,075	266,837
Benchmark Electronics Inc	1,410	51,493
Boise Cascade Co	1,450	125,976
Brady Corp	1,616	112,748
Cactus Inc	2,436	99,876
CSW Industrials Inc	623	190,507
CTS Corp	1,185	48,218
Dorian LPG Ltd	1,330	28,475
DXP Enterprises Inc*	499	41,257
Dycom Industries Inc*	1,084	249,233
Energizer Holdings Inc	2,551	59,413

Enerpac Tool Group Corp	1,988	85,245
Enpro Inc	775	143,484
Enviri Corp*	3,023	24,637
ESCO Technologies Inc	959	173,809
Everus Construction Group Inc*	1,863	107,886
Federal Signal Corp	2,296	215,985
Forward Air Corp*,#	746	12,518
Franklin Electric Co Inc	1,460	126,129
Frontdoor Inc*	2,817	154,963
Gates Industrial Corp PLC*	7,814	165,266
Gibraltar Industries Inc*	1,145	67,074
Granite Construction Inc	1,614	144,372
The Greenbrier Cos Inc	1,215	54,760
Griffon Corp	1,442	99,138
Hayward Holdings Inc*	5,369	74,898
Hillenbrand Inc	2,742	53,579
Hub Group Inc	2,220	74,836
Ichor Holdings Ltd*	1,323	20,877
International Seaways Inc	737	27,306
Itron Inc*	1,675	193,630
JBT Marel Corp	1,688	193,799
Kadant Inc	447	140,318
Kennametal Inc	3,042	65,494
Knowles Corp*	3,453	56,664
Kratos Defense & Security Solutions Inc*	5,679	209,498
Lindsay Corp	425	59,245
Marten Transport Ltd	2,137	27,866
Masterbrand Inc*	4,962	50,612
Materion Corp	810	62,718
Matson Inc	1,254	141,514
Mercury Systems Inc*	1,972	97,121
Mesa Laboratories Inc	211	21,231
Moog Inc	1,053	195,131
Mueller Water Products Inc	4,316	105,871
MYR Group Inc*	589	92,385
NV5 Global Inc*	1,966	43,449
O-I Glass Inc*	5,632	73,836
OSI Systems Inc*	596	130,590
Plexus Corp*	1,004	131,785
Powell Industries Inc#	365	61,900
Proto Labs Inc*	949	35,094
RXO Inc*	5,000	77,650
Sanmina Corp*	2,018	170,904
Schneider National Inc	1,836	42,540
Sealed Air Corp	5,414	174,331
SPX Technologies Inc*	1,694	257,640
Standex International Corp	462	69,734
Sterling Infrastructure Inc*	1,135	213,391
Sturm Ruger & Co Inc	623	22,553
Tennant Co	738	54,922
Trinity Industries Inc	3,084	79,382
Triumph Group Inc*	3,019	77,860
TTM Technologies Inc*	3,882	115,917
Vicor Corp*	898	39,189
Vishay Intertechnology Inc	4,316	60,726
Werner Enterprises Inc#	2,413	62,617
World Kinect Corp	2,307	63,189
Worthington Enterprises Inc	1,172	69,043
Worthington Steel Inc	1,357	33,789
Zurn Elkay Water Solutions Corp	5,222	188,984
Total Industrial		8,413,728

Technology (7.75%)
ACI Worldwide Inc*	3,893	180,090
Adeia Inc	4,253	54,609
Agilysys Inc*	839	88,858
Alpha & Omega Semiconductor Ltd*	927	19,671
Amentum Holdings Inc*	4,826	99,705
Axcelis Technologies Inc*	1,227	69,129
BlackLine Inc*	1,896	106,043
Box Inc*	5,409	204,568
Clear Secure Inc	3,602	89,150
Cohu Inc*	1,950	33,287
CSG Systems International Inc	1,009	66,655
Digi International Inc*	1,375	44,564
DigitalOcean Holdings Inc*	2,470	69,901
Diodes Inc*	1,764	78,322
Donnelley Financial Solutions Inc*	986	53,717
DoubleVerify Holdings Inc*	5,511	75,721
DXC Technology Co*	6,944	105,549
FormFactor Inc*	2,911	86,893
Grid Dynamics Holdings Inc*	2,423	30,360

Impinj Inc*	845	96,406
Insight Enterprises Inc*	1,029	134,171
Kulicke & Soffa Industries Inc	2,088	67,129
LiveRamp Holdings Inc*	2,484	80,929
MaxLinear Inc*	2,880	32,803
N-able Inc*	2,748	21,407
NCR Atleos Corp*	2,818	74,705
NCR Voyix Corp*	5,336	59,176
NetScout Systems Inc*	2,758	62,993
PDF Solutions Inc*	1,379	24,408
Penguin Solutions Inc*	1,860	33,034
Photronics Inc*	2,474	41,341
Pitney Bowes Inc	6,063	62,449
Privia Health Group Inc*	3,773	85,873
Progress Software Corp	1,670	102,805
Qorvo Inc*	3,470	263,789
Sandisk Corp*	4,213	158,788
Schrodinger Inc/United States*	2,104	45,488
Semtech Corp*	3,297	123,077
SiTime Corp*	646	126,661
SPS Commerce Inc*	1,402	197,346
Teradata Corp*	3,556	78,090
Ultra Clean Holdings Inc*	1,855	35,931
Veeco Instruments Inc*	2,331	45,012
Wolfspeed Inc*,#	4,915	5,849
Xerox Holdings Corp	4,296	21,007
Total Technology		3,637,459

Utilities (2.41%)
American States Water Co	1,381	108,919
Avista Corp	2,926	112,680
California Water Service Group	2,246	106,124
Chesapeake Utilities Corp	832	101,662
Clearway Energy Inc - Class C	3,128	96,249
Clearway Energy Inc - Class A	1,351	38,976
H2O America	1,162	60,982
MDU Resources Group Inc	7,700	132,363
MGE Energy Inc	1,345	121,480
Middlesex Water Co	674	39,058
Northwest Natural Holding Co	1,515	62,070
Otter Tail Corp	1,529	118,008
Unitil Corp	603	33,062
Total Utilities		1,131,633

Total Common Stock (Cost $37,707,354)		46,690,228

United States Treasury Bills (0.43%)
United States Treasury Bill, 0.00%, 06/20/2025(a) (Cost $199,531)	200,000	199,576

Right (0.00%)
OmniAb Inc- 12.5*,(b)	401	—
OmniAb Inc - 15*,(b)	401	—
		—
Collateral Received for Securities on Loan (2.10%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 4.45% (Cost $987,401)		987,401

Total Investments (Cost $37,906,885) (101.99%)		$47,877,205
Liabilities in Excess of Other Assets (-1.99%)		(932,495)
Net Assets (100.00%)		$46,944,710

* Non-income producing security.

# Loaned security; a portion of the security is on loan at May 31, 2025.

(a) A portion of these securities, a total of $99,789, have been pledged or segregated in connection with obligations for futures contracts.

(b) Level 3 security fair valued under procedures utilized by the valuation designee, represents 0% of the net assets. The total value of the fair value securities is $0.

Futures contracts at May 31, 2025:
Contracts - $50 times premium / delivery month / commitment / exchange
Russell 2000 MINI	Notional Amount	Value	Unrealized Appreciation
2 / JUN 2025 / Long / CME	$202,850	$206,830	$3,980

SHELTON EQUITY INCOME FUND
Portfolio of Investments
5/31/2025

Security Description	Shares	Value
Common Stock (91.74%)

Basic Materials (2.15%)
CF Industries Holdings Inc(a)	67,800	$6,150,138
Dow Inc(a)	34,400	954,256
Linde PLC(a)	20,600	9,632,148
Newmont Corp(a)	47,100	2,483,112
Total Basic Materials		19,219,654

Communications (16.60%)
Alphabet Inc(a)	76,200	13,086,588
Amazon.com Inc*,(a)	85,300	17,487,353
Arista Networks Inc*,(a)	91,800	7,953,552
AT&T Inc(a)	570,900	15,871,020
Booking Holdings Inc(a)	500	2,759,465
Cisco Systems Inc(a)	153,000	9,645,120
Comcast Corp(a)	259,400	8,967,458
Corning Inc(a)	168,600	8,360,874
eBay Inc(a)	41,900	3,065,823
Expedia Group Inc(a)	26,600	4,435,550
Meta Platforms Inc(a)	23,700	15,345,513
Netflix Inc*,(a)	12,500	15,090,375
Palo Alto Networks Inc*,(a)	42,400	8,158,608
Uber Technologies Inc*,(a)	34,800	2,928,768
Verizon Communications Inc(a)	69,900	3,072,804
The Walt Disney Co(a)	106,300	12,016,152
Warner Bros Discovery Inc*,(a)	30,191	301,004
Total Communications		148,546,027

Consumer, Cyclical (9.18%)
Amerityre Corp*,#	20,000,000	740,000
AutoZone Inc*,(a)	2,200	8,212,688
Chipotle Mexican Grill Inc*,(a)	115,000	5,759,200
Costco Wholesale Corp(a)	4,200	4,368,756
Deckers Outdoor Corp*,(a)	29,400	3,102,288
Domino's Pizza Inc(a)	1,900	900,258
Hilton Worldwide Holdings Inc(a)	10,300	2,558,932
The Home Depot Inc(a)	31,100	11,453,819
Lowe's Cos Inc(a)	10,000	2,257,300
Marriott International Inc(a)	8,000	2,110,640
NIKE Inc(a)	22,100	1,339,039
O'Reilly Automotive Inc*,(a)	3,200	4,376,000
PulteGroup Inc(a)	8,300	813,649
Starbucks Corp(a)	29,100	2,442,945
Target Corp(a)	12,700	1,193,927
Tesla Inc*,(a)	24,400	8,453,624
The TJX Cos Inc(a)	24,800	3,147,120
Ulta Beauty Inc*,(a)	12,100	5,704,666
Walmart Inc(a)	102,800	10,148,416
Yum! Brands Inc(a)	21,200	3,051,528
Total Consumer, Cyclical		82,134,795

Consumer, Non-Cyclical (14.63%)
Abbott Laboratories(a)	46,300	6,184,754
AbbVie Inc(a)	23,800	4,429,418
Amgen Inc(a)	16,100	4,639,698
Automatic Data Processing Inc(a)	6,500	2,115,945
Biogen Inc*,(a)	2,500	324,475
Bristol-Myers Squibb Co(a)	157,200	7,589,616
Centene Corp*,(a)	42,800	2,415,632
The Coca-Cola Co(a)	30,100	2,170,210
Colgate-Palmolive Co(a)	64,600	6,003,924
Conagra Brands Inc(a)	113,300	2,593,437
Constellation Brands Inc(a)	15,100	2,692,179
CVS Health Corp(a)	64,100	4,104,964
Eli Lilly & Co(a)	8,000	5,901,360
Global Payments Inc(a)	19,500	1,474,395
The Hershey Co(a)	7,800	1,253,382
Humana Inc(a)	11,200	2,611,056

Intuitive Surgical Inc*,(a)	18,800	10,383,992
Johnson & Johnson(a)	46,400	7,201,744
McKesson Corp(a)	3,600	2,590,236
Merck & Co Inc(a)	24,500	1,882,580
Molson Coors Beverage Co(a)	34,100	1,827,419
Monster Beverage Corp*,(a)	106,600	6,817,070
PayPal Holdings Inc*,(a)	113,300	7,962,724
Pfizer Inc(a)	119,900	2,816,451
The Procter & Gamble Co(a)	40,100	6,812,589
Regeneron Pharmaceuticals Inc(a)	5,500	2,696,540
S&P Global Inc(a)	7,200	3,692,592
Stryker Corp(a)	8,900	3,405,496
Thermo Fisher Scientific Inc(a)	1,700	684,794
UnitedHealth Group Inc(a)	20,600	6,219,346
Vertex Pharmaceuticals Inc*,(a)	21,400	9,459,870
Total Consumer, Non-Cyclical		130,957,888

Energy (3.02%)
Chevron Corp(a)	37,400	5,112,580
ConocoPhillips(a)	55,800	4,762,530
Devon Energy Corp(a)	78,500	2,375,410
Exxon Mobil Corp(a)	60,100	6,148,230
Marathon Petroleum Corp(a)	6,600	1,060,884
Schlumberger NV(a)	35,700	1,179,885
The Williams Cos Inc(a)	105,100	6,359,601
Total Energy		26,999,120

Financial (14.20%)
Banks (5.54%)
Bank of America Corp(a)	134,900	5,953,137
Citigroup Inc(a)	150,800	11,358,256
The Goldman Sachs Group Inc(a)	32,700	19,634,715
JPMorgan Chase & Co(a)	19,900	5,253,600
Truist Financial Corp(a)	123,700	4,886,150
Wells Fargo & Co(a)	33,800	2,527,564
		49,613,422
Diversified Financial Service (3.12%)
American Express Co(a)	32,800	9,644,840
The Charles Schwab Corp(a)	98,800	8,727,992
Mastercard Inc(a)	16,300	9,545,280
		27,918,112
Insurance (3.50%)
Berkshire Hathaway Inc*,(a)	21,100	10,633,556
The Progressive Corp(a)	23,400	6,667,362
The Travelers Cos Inc(a)	51,000	14,060,700
		31,361,618

Real Estate (2.04%)
American Tower Corp(a)	7,400	1,588,410
CBRE Group Inc*,(a)	74,700	9,338,994
Extra Space Storage Inc(a)	16,100	2,433,515
Iron Mountain Inc(a)	24,000	2,369,040
Prologis Inc(a)	23,100	2,508,660
		18,238,619

Total Financial		127,131,771

Industrial (7.47%)
The Boeing Co*,(a)	13,300	2,757,356
Carrier Global Corp(a)	87,800	6,251,360
Caterpillar Inc(a)	28,200	9,814,446
Deere & Co(a)	20,100	10,175,826
Ingersoll Rand Inc(a)	39,200	3,200,288
RTX Corp(a)	17,500	2,388,400
Trane Technologies PLC(a)	33,900	14,586,153
Union Pacific Corp(a)	26,800	5,940,488
United Parcel Service Inc(a)	49,500	4,828,230
Waste Management Inc(a)	28,600	6,891,742
Total Industrial		66,834,289

Technology (22.07%)
Accenture PLC(a)	28,100	8,902,642
Adobe Inc*,(a)	10,300	4,275,427
Advanced Micro Devices Inc*,(a)	25,600	2,834,688
Apple Inc(a)	118,300	23,760,555

Broadcom Inc(a)	92,400	22,367,268
Cadence Design Systems Inc*,(a)	33,700	9,674,259
Crowdstrike Holdings Inc*,(a)	9,200	4,336,604
Fidelity National Information Services Inc(a)	17,900	1,425,019
Gartner Inc*,(a)	7,900	3,447,718
Hewlett Packard Enterprise Co(a)	419,100	7,242,048
Intel Corp(a)	30,500	596,275
International Business Machines Corp(a)	42,400	10,984,144
Intuit Inc(a)	8,800	6,630,536
Jack Henry & Associates Inc(a)	3,000	543,510
Microchip Technology Inc(a)	13,100	760,324
Microsoft Corp(a)	45,800	21,084,488
MSCI Inc(a)	3,300	1,861,266
NetApp Inc(a)	64,800	6,425,568
NVIDIA Corp(a)	123,600	16,702,068
NXP Semiconductors NV(a)	42,400	8,103,912
ON Semiconductor Corp*,(a)	3,000	126,060
Oracle Corp(a)	42,100	6,968,813
Salesforce Inc(a)	29,800	7,908,026
ServiceNow Inc*,(a)	8,000	8,088,720
Skyworks Solutions Inc(a)	16,900	1,166,607
Synopsys Inc*,(a)	12,800	5,938,944
Texas Instruments Inc(a)	29,700	5,430,645
Total Technology		197,586,134

Utilities (2.42%)
American Water Works Co Inc(a)	40,100	5,733,097
Constellation Energy Corp(a)	31,000	9,490,650
NextEra Energy Inc(a)	91,000	6,428,240
Total Utilities		21,651,987

Total Common Stock (Cost $825,340,796)		821,061,665

United States Treasury Bills (9.36%)
United States Treasury Bill, 0.00%, 06/20/2025 (Cost $83,703,477)	83,900,000	83,722,279

Total Investments (Cost $909,044,273) (101.10%)		$904,783,944
Liabilities in Excess of Other Assets (-1.10%)		(9,837,286)
Net Assets (100.00%)		$894,946,658

* Non-income producing security.

# Security is illiquid. Aggregate value of illiquid secuities is $740,000.

(a) A portion of these securities, a total of $820,321,665, have been pledged or segregated in connection with obligations for written call options.

Written Call Options	Expiration Date	Contracts	Strike Price	Notional Amount	Value
Abbott Laboratories	6/20/2025	(50)	$140.00	$700,000	$(3,650)
AbbVie Inc	6/20/2025	(75)	190.00	1,425,000	(24,675)
Accenture PLC	6/20/2025	(120)	320.00	3,840,000	(122,400)
Adobe Inc	6/20/2025	(30)	400.00	1,200,000	(88,800)
Advanced Micro Devices Inc	6/20/2025	(35)	110.00	385,000	(17,850)
Alphabet Inc	6/20/2025	(180)	170.00	3,060,000	(100,620)
Amazon.com Inc	6/20/2025	(445)	210.00	9,345,000	(158,420)
American Express Co	7/18/2025	(185)	300.00	5,550,000	(199,060)
American Tower Corp	6/20/2025	(24)	220.00	528,000	(4,680)
American Water Works Co Inc	6/20/2025	(275)	155.00	4,262,500	(4,125)
Amgen Inc	6/20/2025	(38)	280.00	1,064,000	(49,400)
Apple Inc	6/20/2025	(270)	225.00	6,075,000	(11,880)
Arista Networks Inc	6/20/2025	(415)	95.00	3,942,500	(31,125)
AT&T Inc	6/20/2025	(1,800)	27.00	4,860,000	(178,200)
Automatic Data Processing Inc	6/20/2025	(45)	320.00	1,440,000	(38,250)
Automatic Data Processing Inc	6/20/2025	(20)	310.00	620,000	(33,300)
AutoZone Inc	6/20/2025	(7)	3,950.00	2,765,000	(8,246)
Bank of America Corp	6/20/2025	(700)	43.00	3,010,000	(119,000)
Berkshire Hathaway Inc	6/20/2025	(100)	520.00	5,200,000	(19,800)
Biogen Inc	6/20/2025	(6)	135.00	81,000	(1,818)
The Boeing Co	6/20/2025	(35)	200.00	700,000	(36,680)
Booking Holdings Inc	6/20/2025	(3)	5,200.00	1,560,000	(107,685)
Bristol-Myers Squibb Co	6/20/2025	(350)	49.00	1,715,000	(38,850)
Broadcom Inc	6/20/2025	(430)	220.00	9,460,000	(1,118,000)
Cadence Design Systems Inc	6/20/2025	(170)	310.00	5,270,000	(34,000)
Carrier Global Corp	6/20/2025	(878)	72.50	6,365,500	(117,652)
Caterpillar Inc	6/20/2025	(95)	340.00	3,230,000	(157,700)
CBRE Group Inc	6/20/2025	(165)	130.00	2,145,000	(24,338)
Centene Corp	6/20/2025	(100)	65.00	650,000	(1,500)

CF Industries Holdings Inc	6/20/2025	(250)	90.00	2,250,000	(59,500)
The Charles Schwab Corp	6/20/2025	(525)	85.00	4,462,500	(228,375)
Chevron Corp	6/20/2025	(95)	140.00	1,330,000	(17,385)
Chipotle Mexican Grill Inc	6/20/2025	(500)	55.00	2,750,000	(9,500)
Cisco Systems Inc	6/20/2025	(800)	62.50	5,000,000	(120,000)
Citigroup Inc	6/20/2025	(1,250)	75.00	9,375,000	(271,250)
The Coca-Cola Co	6/20/2025	(100)	72.50	725,000	(8,300)
Colgate-Palmolive Co	6/20/2025	(300)	100.00	3,000,000	(3,300)
Comcast Corp	6/20/2025	(1,000)	40.00	4,000,000	(2,000)
Conagra Brands Inc	6/20/2025	(400)	27.00	1,080,000	(1,600)
ConocoPhillips	6/20/2025	(380)	95.00	3,610,000	(7,600)
Constellation Brands Inc	6/20/2025	(60)	200.00	1,200,000	(1,560)
Constellation Energy Corp	6/20/2025	(165)	290.00	4,785,000	(354,090)
Corning Inc	8/15/2025	(270)	50.00	1,350,000	(75,600)
Corning Inc	6/20/2025	(650)	45.00	2,925,000	(286,000)
Costco Wholesale Corp	6/20/2025	(23)	1,100.00	2,530,000	(8,165)
Crowdstrike Holdings Inc	6/20/2025	(20)	430.00	860,000	(103,200)
CVS Health Corp	6/20/2025	(170)	65.00	1,105,000	(23,800)
Deckers Outdoor Corp	6/20/2025	(100)	140.00	1,400,000	(500)
Deere & Co	6/20/2025	(90)	480.00	4,320,000	(289,080)
Devon Energy Corp	6/20/2025	(150)	35.00	525,000	(1,200)
Domino's Pizza Inc	6/20/2025	(10)	530.00	530,000	(300)
Domino's Pizza Inc	6/20/2025	(9)	480.00	432,000	(6,930)
Dow Inc	6/20/2025	(100)	32.50	325,000	(600)
eBay Inc	6/20/2025	(65)	72.50	471,250	(14,755)
Eli Lilly & Co	6/20/2025	(20)	780.00	1,560,000	(23,420)
Expedia Group Inc	6/20/2025	(166)	180.00	2,988,000	(18,924)
Extra Space Storage Inc	6/20/2025	(40)	160.00	640,000	(1,720)
Exxon Mobil Corp	6/20/2025	(290)	110.00	3,190,000	(6,960)
Fidelity National Information Services Inc	6/20/2025	(100)	82.50	825,000	(4,250)
Fidelity National Information Services Inc	6/20/2025	(79)	80.00	632,000	(6,873)
Gartner Inc	6/20/2025	(20)	450.00	900,000	(5,500)
Global Payments Inc	6/20/2025	(70)	85.00	595,000	(1,540)
The Goldman Sachs Group Inc	6/20/2025	(250)	595.00	14,875,000	(468,750)
The Hershey Co	6/20/2025	(20)	160.00	320,000	(9,960)
Hewlett Packard Enterprise Co	6/20/2025	(750)	18.00	1,350,000	(48,000)
Hilton Worldwide Holdings Inc	6/20/2025	(75)	250.00	1,875,000	(40,500)
The Home Depot Inc	6/20/2025	(90)	390.00	3,510,000	(7,830)
Humana Inc	6/20/2025	(15)	310.00	465,000	(510)
Ingersoll Rand Inc	6/20/2025	(150)	80.00	1,200,000	(48,375)
Intel Corp	6/20/2025	(230)	25.00	575,000	(1,150)
International Business Machines Corp	6/20/2025	(90)	260.00	2,340,000	(48,150)
Intuit Inc	6/20/2025	(30)	660.00	1,980,000	(288,900)
Intuitive Surgical Inc	6/20/2025	(60)	560.00	3,360,000	(71,400)
Iron Mountain Inc	6/20/2025	(65)	100.00	650,000	(10,075)
Jack Henry & Associates Inc	6/20/2025	(30)	180.00	540,000	(12,300)
Johnson & Johnson	6/20/2025	(100)	155.00	1,550,000	(27,500)
JPMorgan Chase & Co	6/20/2025	(125)	260.00	3,250,000	(102,500)
Linde PLC	6/20/2025	(150)	470.00	7,050,000	(77,400)
Lowe's Cos Inc	6/20/2025	(25)	240.00	600,000	(1,750)
Lowe's Cos Inc	6/20/2025	(75)	230.00	1,725,000	(21,375)
Marathon Petroleum Corp	6/20/2025	(66)	150.00	990,000	(77,880)
Marriott International Inc	6/20/2025	(80)	250.00	2,000,000	(133,600)
Mastercard Inc	6/20/2025	(100)	575.00	5,750,000	(132,100)
McKesson Corp	6/20/2025	(20)	680.00	1,360,000	(86,000)
Merck & Co Inc	6/20/2025	(35)	80.00	280,000	(4,165)
Meta Platforms Inc	6/20/2025	(160)	640.00	10,240,000	(360,800)
Microchip Technology Inc	6/20/2025	(131)	60.00	786,000	(18,602)
Microsoft Corp	7/18/2025	(424)	450.00	19,080,000	(892,520)
Molson Coors Beverage Co	6/20/2025	(125)	57.50	718,750	(875)
Monster Beverage Corp	6/20/2025	(500)	62.50	3,125,000	(107,000)
MSCI Inc	6/20/2025	(33)	580.00	1,914,000	(18,810)
NetApp Inc	6/20/2025	(220)	100.00	2,200,000	(50,600)
Netflix Inc	6/20/2025	(30)	1,160.00	3,480,000	(195,000)
Newmont Corp	6/20/2025	(160)	55.00	880,000	(12,640)
NextEra Energy Inc	6/20/2025	(365)	75.00	2,737,500	(12,775)
NIKE Inc	6/20/2025	(100)	65.00	650,000	(4,200)
NVIDIA Corp	6/20/2025	(300)	120.00	3,600,000	(478,500)
NXP Semiconductors NV	6/20/2025	(160)	210.00	3,360,000	(19,200)
ON Semiconductor Corp	6/20/2025	(30)	45.00	135,000	(3,300)
Oracle Corp	6/20/2025	(225)	160.00	3,600,000	(253,125)
O'Reilly Automotive Inc	6/20/2025	(10)	1,400.00	1,400,000	(16,300)
Palo Alto Networks Inc	6/20/2025	(130)	210.00	2,730,000	(7,540)
PayPal Holdings Inc	6/20/2025	(420)	75.00	3,150,000	(19,320)
Pfizer Inc	6/20/2025	(500)	25.00	1,250,000	(6,000)
The Procter & Gamble Co	6/20/2025	(200)	170.00	3,400,000	(59,600)
The Progressive Corp	6/20/2025	(90)	290.00	2,610,000	(33,750)
Prologis Inc	6/20/2025	(80)	115.00	920,000	(4,320)
PulteGroup Inc	6/20/2025	(30)	110.00	330,000	(600)
PulteGroup Inc	6/20/2025	(53)	105.00	556,500	(4,081)
Regeneron Pharmaceuticals Inc	6/20/2025	(10)	630.00	630,000	(1,500)

RTX Corp	6/20/2025	(35)	140.00	490,000	(4,200)
S&P Global Inc	6/20/2025	(45)	520.00	2,340,000	(29,700)
Salesforce Inc	6/20/2025	(88)	290.00	2,552,000	(6,512)
Schlumberger NV	6/20/2025	(125)	40.00	500,000	(500)
ServiceNow Inc	6/20/2025	(45)	1,000.00	4,500,000	(163,530)
Skyworks Solutions Inc	6/20/2025	(60)	75.00	450,000	(2,760)
Starbucks Corp	6/20/2025	(118)	95.00	1,121,000	(2,360)
Stryker Corp	6/20/2025	(40)	390.00	1,560,000	(21,120)
Synopsys Inc	6/20/2025	(90)	510.00	4,590,000	(24,300)
Target Corp	6/20/2025	(60)	110.00	660,000	(780)
Tesla Inc	6/20/2025	(60)	320.00	1,920,000	(215,160)
Texas Instruments Inc	7/18/2025	(270)	185.00	4,995,000	(202,500)
Thermo Fisher Scientific Inc	6/20/2025	(4)	420.00	168,000	(2,288)
The TJX Cos Inc	6/20/2025	(80)	135.00	1,080,000	(1,040)
Trane Technologies PLC	6/20/2025	(327)	410.00	13,407,000	(778,260)
The Travelers Cos Inc	6/20/2025	(160)	270.00	4,320,000	(152,800)
Truist Financial Corp	6/20/2025	(300)	40.00	1,200,000	(25,200)
Uber Technologies Inc	6/20/2025	(65)	87.50	568,750	(10,530)
Ulta Beauty Inc	6/20/2025	(35)	415.00	1,452,500	(196,000)
Union Pacific Corp	6/20/2025	(130)	235.00	3,055,000	(7,930)
United Parcel Service Inc	6/20/2025	(120)	100.00	1,200,000	(17,280)
UnitedHealth Group Inc	6/20/2025	(106)	510.00	5,406,000	(954)
Verizon Communications Inc	6/20/2025	(540)	45.00	2,430,000	(19,980)
Vertex Pharmaceuticals Inc	6/20/2025	(55)	450.00	2,475,000	(44,550)
Walmart Inc	6/20/2025	(400)	100.00	4,000,000	(58,400)
The Walt Disney Co	6/20/2025	(200)	95.00	1,900,000	(370,600)
Warner Bros Discovery Inc	6/20/2025	(75)	10.00	75,000	(3,300)
Waste Management Inc	6/20/2025	(175)	240.00	4,200,000	(73,500)
Wells Fargo & Co	6/20/2025	(170)	70.00	1,190,000	(91,460)
The Williams Cos Inc	6/20/2025	(700)	60.00	4,200,000	(105,700)
Yum! Brands Inc	6/20/2025	(110)	150.00	1,650,000	(6,600)
Total Written Call Options				$372,852,250	$(11,756,403)
(Premiums Received $10,746,897)

NASDAQ 100 INDEX FUND
Portfolio of Investments
5/31/2025

Security Description	Shares	Value
Common Stock (99.21%)

Basic Materials (1.36%)
Linde PLC	53,785	$25,148,790

Communications (26.74%)
Advertising (0.21%)
The Trade Desk Inc*	51,165	3,848,631

Internet (21.98%)
Airbnb Inc*	48,954	6,315,066
Alphabet Inc - Class A	269,649	46,309,519
Alphabet Inc - Class C	254,116	43,923,951
Amazon.com Inc*	489,914	100,437,269
Booking Holdings Inc	3,732	20,596,647
CDW Corp	14,983	2,702,334
DoorDash Inc*	44,866	9,361,291
MercadoLibre Inc*	5,765	14,777,367
Meta Platforms Inc	101,235	65,548,650
Netflix Inc*	48,650	58,731,740
Palo Alto Networks Inc*,#	75,302	14,489,611
PDD Holdings Inc*	75,537	7,290,076
Shopify Inc*	138,525	14,852,651
		405,336,172
Media (1.30%)
Charter Communications Inc*	16,053	6,361,322
Comcast Corp	428,953	14,828,905
Warner Bros Discovery Inc*	277,613	2,767,802
		23,958,029
Telecommunications (3.25%)
Cisco Systems Inc	452,464	28,523,331
T-Mobile US Inc	129,854	31,450,639
		59,973,970

Total Communications		493,116,802

Consumer, Cyclical (8.94%)
Copart Inc*	109,728	5,648,797
Costco Wholesale Corp	50,486	52,514,527
Fastenal Co	130,710	5,403,551
Lululemon Athletica Inc*	13,150	4,164,211
Marriott International Inc	31,355	8,272,390
O'Reilly Automotive Inc*	6,513	8,906,528
PACCAR Inc	59,637	5,596,932
Ross Stores Inc	37,312	5,227,038
Starbucks Corp	129,189	10,845,417
Tesla Inc*	168,023	58,213,249
Total Consumer, Cyclical		164,792,640

Consumer, Non-Cyclical (9.92%)
Amgen Inc	61,098	17,607,222
AstraZeneca PLC	66,251	4,825,060
Automatic Data Processing Inc	46,274	15,063,575
Biogen Inc*	16,553	2,148,414
Cintas Corp	45,896	10,395,444
Coca-Cola Europacific Partners PLC	52,129	4,784,921
Dexcom Inc*	44,193	3,791,759

GE HealthCare Technologies Inc#	51,697	3,646,706
Gilead Sciences Inc	141,637	15,591,401
IDEXX Laboratories Inc*	9,197	4,721,372
Intuitive Surgical Inc*	40,563	22,404,567
Keurig Dr Pepper Inc	154,311	5,195,651
The Kraft Heinz Co	135,143	3,612,372
Mondelez International Inc	147,116	9,928,859
Monster Beverage Corp*	110,056	7,038,081
PayPal Holdings Inc*	111,875	7,862,575
PepsiCo Inc	155,985	20,504,228
Regeneron Pharmaceuticals Inc	12,158	5,960,824
Verisk Analytics Inc	15,864	4,983,517
Vertex Pharmaceuticals Inc*	29,205	12,910,070
Total Consumer, Non-Cyclical		182,976,618

Energy (0.46%)
Baker Hughes Co	111,973	4,148,600
Diamondback Energy Inc	32,733	4,404,225
Total Energy		8,552,825

Financial (0.19%)
CoStar Group Inc*	46,405	3,413,552

Industrial (1.84%)
Axon Enterprise Inc*	8,665	6,501,869
CSX Corp	214,266	6,768,663
Honeywell International Inc	73,917	16,754,766
Old Dominion Freight Line Inc	24,185	3,873,711
Total Industrial		33,899,009

Technology (48.31%)
Computers (9.23%)
Apple Inc	694,443	139,478,877
Cognizant Technology Solutions Corp	56,106	4,544,025
Crowdstrike Holdings Inc*	26,596	12,536,557
Fortinet Inc*	87,457	8,901,373
Zscaler Inc*	17,352	4,783,946
		170,244,778
Semiconductors (21.51%)
Advanced Micro Devices Inc*	184,302	20,407,760
Analog Devices Inc	56,409	12,070,398
Applied Materials Inc	92,401	14,483,857
ARM Holdings PLC*,#	14,889	1,854,276
ASML Holding NV	10,271	7,567,365
Broadcom Inc	358,381	86,753,289
GLOBALFOUNDRIES Inc*,#	62,500	2,237,500
Intel Corp	492,465	9,627,691
KLA Corp	15,113	11,438,727
Lam Research Corp	145,995	11,794,936
Marvell Technology Inc	97,858	5,890,073
Microchip Technology Inc	60,617	3,518,211
Micron Technology Inc	126,718	11,969,782
NVIDIA Corp	1,127,968	152,422,316
NXP Semiconductors NV	28,682	5,481,991
ON Semiconductor Corp*	47,659	2,002,631
QUALCOMM Inc	125,789	18,264,563
Texas Instruments Inc	103,535	18,931,375
		396,716,741

Software (17.57%)
Adobe Inc*	49,462	20,531,182

ANSYS Inc*	9,912	3,279,088
AppLovin Corp*	35,174	13,823,382
Atlassian Corp*	18,546	3,850,706
Autodesk Inc*	24,314	7,199,862
Cadence Design Systems Inc*	31,175	8,949,407
Datadog Inc*	35,879	4,229,417
Electronic Arts Inc	29,597	4,255,457
Intuit Inc	31,795	23,956,579
Microsoft Corp	343,659	158,206,857
MicroStrategy Inc*,#	27,035	9,977,537
Palantir Technologies Inc*	255,780	33,706,688
Paychex Inc	40,720	6,430,095
Roper Technologies Inc	12,198	6,956,153
Synopsys Inc*	17,585	8,159,088
Take-Two Interactive Software Inc*	19,960	4,516,549
Workday Inc*	24,224	6,000,527
		324,028,574

Total Technology		890,990,093

Utilities (1.45%)
American Electric Power Co Inc	60,301	6,240,550
Constellation Energy Corp	35,581	10,893,123
Exelon Corp	114,401	5,013,052
Xcel Energy Inc	64,977	4,554,888
Total Utilities		26,701,613

Total Common Stock (Cost $862,290,725)		1,829,591,942

United States Treasury Bills (0.77%)
United States Treasury Bill, 0.00%, 06/20/2025(a) (Cost $14,266,518)	14,300,000	14,269,709

Collateral Received for Securities on Loan (1.17%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 4.45% (Cost $21,543,121)		21,543,121

Total Investments (Cost $898,101,363) (101.15%)		$1,865,404,772
Liabilities in Excess of Other Assets (-1.15%)		(21,218,888)
Net Assets (100.00%)		$1,844,185,884

* Non-income producing security.

# Loaned security; a portion of the security is on loan at May 31, 2025.

(a) A portion of these securities, a total of $1,995,770, have been pledged or segregated in connection with obligations for futures contracts.

Futures contracts at May 31, 2025:
Contracts - $20 times premium / delivery month / commitment / exchange
Nasdaq 100 E-MINI	Notional Amount	Value	Unrealized Appreciation
34 / JUN 2025 / Long / CME	$13,908,330	$14,536,190	$627,860

SHELTON SUSTAINABLE EQUITY
Portfolio of Investments
5/31/2025

Security Description	Shares	Value
Common Stock (99.59%)

Basic Materials (9.99%)
Cabot Corp	14,272	$1,065,976
Centrus Energy Corp*	20,000	2,538,400
CF Industries Holdings Inc	33,000	2,993,430
The Chemours Co	100,000	1,013,000
Total Basic Materials		7,610,806

Communications (1.23%)
Pinterest Inc*	30,000	933,300

Consumer, Cyclical (12.24%)
Aramark	75,000	3,037,500
H&E Equipment Services Inc	35,000	3,312,400
On Holding AG*	50,000	2,969,500
Total Consumer, Cyclical		9,319,400

Consumer, Non-Cyclical (14.53%)
Bunge Global SA	31,000	2,422,650
Corteva Inc	20,000	1,416,000
Darling Ingredients Inc*	60,000	1,869,600
Dexcom Inc*	16,000	1,372,800
elf Beauty Inc*	15,000	1,687,350
Moderna Inc*	6,720	178,483
Siemens Healthineers AG (144A)	40,000	2,115,350
Total Consumer, Non-Cyclical		11,062,233

Energy (8.49%)
First Solar Inc*	16,722	2,643,414
Fluence Energy Inc*	40,000	188,000
Gaztransport Et Technigaz SA	15,000	2,787,807
Shoals Technologies Group Inc*	100,000	472,000
Sunrun Inc*	50,000	374,500
Total Energy		6,465,721

Financial (3.44%)
HA Sustainable Infrastructure Capital Inc	104,500	2,617,725

Industrial (40.07%)
Advanced Energy Industries Inc	21,000	2,410,380
AECOM	17,850	1,960,823
Ag Growth International Inc	54,900	1,515,567
Clean Harbors Inc*	6,000	1,360,740
Deere & Co	5,500	2,784,430
Energy Recovery Inc*	86,000	1,084,460
EnerSys	10,000	836,300
Gibraltar Industries Inc*	24,000	1,405,920
Itron Inc*	7,000	809,200
Johnson Controls International plc	23,300	2,361,921

Net Power Inc*	200,000	426,000
Ryerson Holding Corp	46,266	960,482
Schneider Electric SE	10,000	2,513,056
Siemens AG	10,000	2,404,632
Teledyne Technologies Inc*	5,500	2,743,730
Trane Technologies PLC	2,000	860,540
Valmont Industries Inc	4,300	1,367,572
Vertiv Holdings Co	10,000	1,079,300
Xylem Inc	13,000	1,638,520
Total Industrial		30,523,573

Technology (4.24%)
Box Inc*	40,000	1,512,800
KBR Inc	15,000	782,850
Samsara Inc*	20,000	930,800
Total Technology		3,226,450

Utilities (5.36%)
Essential Utilities Inc	38,400	1,479,552
Ormat Technologies Inc	35,000	2,601,550
Total Utilities		4,081,102

Total Common Stock (Cost $70,173,285)		75,840,310

United States Treasury Bills (0.26%)
United States Treasury Bill, 0.00%, 06/20/2025 (Cost $199,531)	200,000	199,576

Total Investments (Cost $70,372,817) (99.85%)		$76,039,886
Other Net Assets (0.15%)		112,163
Net Assets (100.00%)		$76,152,049

* Non-income producing security.

(144A) Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of May 31, 2025, these securities had a total aggregate market value of $2,115,350, which represented approximately 2.78% of net assets.